Semiannual Report - Financial Statements

     T. ROWE PRICE

                    PERSONAL STRATEGY
                    GROWTH FUND

                    NOVEMBER 30, 2002

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------
Unaudited

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------


                              6 Months                 Year
                                 Ended                Ended
                              11/30/02              5/31/02       5/31/01      5/31/00      5/31/99       5/31/98
NET ASSET VALUE
Beginning of period         $    17.55            $   18.63     $   19.57    $   19.02    $   18.05     $   15.20
                            ---------------------------------------------------------------------------------------
Investment activities
   Net investment
   income (loss)                  0.12*                0.25*         0.34*        0.33*        0.34*         0.29*
   Net realized and
   unrealized gain (loss)        (1.78)               (1.06)         0.15         1.06         1.40          3.01
   Total from investment
   activities                    (1.66)               (0.81)         0.49         1.39         1.74          3.30
Distributions
   Net investment income             -                (0.27)        (0.35)       (0.32)       (0.32)        (0.26)
   Net realized gain                 -                    -         (1.08)       (0.52)       (0.45)        (0.19)
   Total distributions               -                (0.27)        (1.43)       (0.84)       (0.77)        (0.45)

NET ASSET VALUE
END OF PERIOD               $    15.89            $   17.55     $   18.63    $   19.57    $   19.02     $   18.05
                            =======================================================================================
RATIOS/SUPPLEMENTAL DATA

TOTAL RETURN^                    (9.46)%*             (4.33)%*       2.46%*       7.49%*      10.01%*       22.02%*
-------------------------------------------------------------------------------------------------------------------
Ratio of total expenses to
average net assets                1.00%*[dagger]       1.10%*        1.10%*       1.10%*       1.10%*        1.10%*
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment
income (loss) to average
net assets                        1.57%*[dagger]       1.55%*        1.89%*       1.93%*       2.00%*        2.15%*
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate           62.4%[dagger]        68.4%         54.8%        42.6%        36.1%         33.3%
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)              $  336,053            $ 360,096     $ 302,848    $ 270,663    $ 213,631     $ 147,347
-------------------------------------------------------------------------------------------------------------------

       ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

       * Excludes expenses in excess of a 1.00% contractual expense limitation in effect through 9/30/04, and a 1.10% contractual expense limitation in effect through 5/31/02.

[dagger]  Annualized

The accompanying notes are an integral part of these financial statements.

              2
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-------------------------------------------------------------------------------
Unaudited                                                     November 30, 2002

PORTFOLIO OF INVESTMENTS                                             SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      COMMON STOCKS AND WARRANTS 85.0%

      CONSUMER DISCRETIONARY 12.4%

      AUTO COMPONENTS 0.2%
      Brembo (EUR)                                                       15,500  $           75
      ------------------------------------------------------------------------------------------
      Denso (JPY)                                                        19,200             309
      ------------------------------------------------------------------------------------------
      Keystone Automotive *                                               5,500              87
      ------------------------------------------------------------------------------------------
      Michelin (EUR)                                                      3,435             119
      ------------------------------------------------------------------------------------------
      Strattec Security *                                                 1,400              68
      ------------------------------------------------------------------------------------------
                                                                                            658
                                                                                 ---------------
      AUTOMOBILES 1.3%
      DaimlerChrysler (EUR)                                               5,160             188
      ------------------------------------------------------------------------------------------
      Ford Motor                                                        120,000           1,366
      ------------------------------------------------------------------------------------------
      Harley-Davidson                                                    10,100             490
      ------------------------------------------------------------------------------------------
      Honda Motor (JPY)                                                  12,700             478
      ------------------------------------------------------------------------------------------
      Nissan Motor (JPY)                                                 37,000             294
      ------------------------------------------------------------------------------------------
      Peugeot (EUR)                                                       5,572             251
      ------------------------------------------------------------------------------------------
      Toyota Motor (JPY)                                                 31,700             832
      ------------------------------------------------------------------------------------------
      Volkswagen (EUR)                                                    9,493             384
      ------------------------------------------------------------------------------------------
                                                                                          4,283
                                                                                 ---------------
      DISTRIBUTORS 0.0%
      Cycle & Carriage (SGD)                                             18,758              37
      ------------------------------------------------------------------------------------------
                                                                                             37
                                                                                 ---------------
      HOTELS, RESTAURANTS & LEISURE 1.1%
      Applebee's                                                          4,275             108
      ------------------------------------------------------------------------------------------
      BUCA *[sec]                                                         6,300              59
      ------------------------------------------------------------------------------------------
      Carnival                                                           15,000             421
      ------------------------------------------------------------------------------------------
      CEC Entertainment *                                                 3,200             102
      ------------------------------------------------------------------------------------------
      Elior (EUR)                                                        14,088              91
      ------------------------------------------------------------------------------------------
      Enterprise Inns (GBP)                                              24,393             210
      ------------------------------------------------------------------------------------------
      Hilton Group (GBP)                                                 93,610             268
      ------------------------------------------------------------------------------------------
      MGM Mirage *                                                        5,600             190
      ------------------------------------------------------------------------------------------
      Mikohn Gaming, Warrants, 8/15/08, 144A *                               25               0
      ------------------------------------------------------------------------------------------
      O' Charley's *[sec]                                                 7,200             157
      ------------------------------------------------------------------------------------------
      Red Robin Gourmet Burgers *[sec]                                    1,300              17
      ------------------------------------------------------------------------------------------
      Ruby Tuesday                                                        9,400             169
      ------------------------------------------------------------------------------------------
      Sonic *                                                             6,875             148
      ------------------------------------------------------------------------------------------
      Starbucks *                                                        18,600             404
      ------------------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      Starwood Hotels & Resorts Worldwide, REIT                          37,300  $          945
      ------------------------------------------------------------------------------------------
      Whitbread (GBP)                                                    36,191             319
      ------------------------------------------------------------------------------------------
                                                                                          3,608
                                                                                 ---------------
      HOUSEHOLD DURABLES 1.3%
      Electrolux, Series B (SEK)                                         10,004             179
      ------------------------------------------------------------------------------------------
      Funai Electric (JPY)                                                1,400             171
      ------------------------------------------------------------------------------------------
      Harman International                                                9,900             618
      ------------------------------------------------------------------------------------------
      Matsushita Electric Industrial (JPY)                               23,000             236
      ------------------------------------------------------------------------------------------
      Matthews International, Class A                                    15,200             346
      ------------------------------------------------------------------------------------------
      Newell Rubbermaid                                                  38,700           1,228
      ------------------------------------------------------------------------------------------
      Persimmon (GBP)                                                    33,231             214
      ------------------------------------------------------------------------------------------
      SEB (EUR)                                                           1,614             128
      ------------------------------------------------------------------------------------------
      Sony (JPY)                                                         11,800             521
      ------------------------------------------------------------------------------------------
      Thomson Multimedia (EUR) *                                          7,790             173
      ------------------------------------------------------------------------------------------
      Tupperware                                                         37,300             639
      ------------------------------------------------------------------------------------------
                                                                                          4,453
                                                                                 ---------------
      INTERNET & CATALOG RETAIL 0.0%
      Alloy Online *[sec]                                                11,000             131
      ------------------------------------------------------------------------------------------
                                                                                            131
                                                                                 ---------------
      LEISURE EQUIPMENT & PRODUCTS 0.9%
      Bandai (JPY)                                                        3,800             136
      ------------------------------------------------------------------------------------------
      Brunswick                                                           8,500             179
      ------------------------------------------------------------------------------------------
      Eastman Kodak                                                      60,000           2,215
      ------------------------------------------------------------------------------------------
      Konica (JPY) [sec]                                                 13,000              94
      ------------------------------------------------------------------------------------------
      Sammy Corporation (JPY)                                             3,200              82
      ------------------------------------------------------------------------------------------
      SCP Pool *[sec]                                                    12,900             406
      ------------------------------------------------------------------------------------------
                                                                                          3,112
                                                                                 ---------------
      MEDIA 4.5%
      AOL Time Warner *                                                  60,200             985
      ------------------------------------------------------------------------------------------
      Clear Channel Communications *                                     33,478           1,455
      ------------------------------------------------------------------------------------------
      Comcast *                                                          28,100             641
      ------------------------------------------------------------------------------------------
      Comcast, Class A *                                                 35,253             826
      ------------------------------------------------------------------------------------------
      Disney                                                             99,900           1,980
      ------------------------------------------------------------------------------------------
      Echostar Communications, Class A *                                 18,100             369
      ------------------------------------------------------------------------------------------
      Emmis Broadcasting, Class A *                                       5,500             126
      ------------------------------------------------------------------------------------------
      Entercom Communications *                                           1,800              98
      ------------------------------------------------------------------------------------------
      Getty Images *[sec]                                                 1,500              45
      ------------------------------------------------------------------------------------------
      Liberty Media, Class A *                                          141,604           1,495
      ------------------------------------------------------------------------------------------
      Mondadori (EUR)                                                     5,548              40
      ------------------------------------------------------------------------------------------

              4
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--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      News Corporation (AUD)                                             28,035  $          200
      ------------------------------------------------------------------------------------------
      News Corporation ADR [sec]                                          9,700             272
      ------------------------------------------------------------------------------------------
      Omnicom                                                            14,700           1,000
      ------------------------------------------------------------------------------------------
      Publicis Groupe (EUR)                                               8,358             212
      ------------------------------------------------------------------------------------------
      Reader's Digest, Class A                                           50,000             853
      ------------------------------------------------------------------------------------------
      Reed Elsevier (GBP)                                               112,125           1,056
      ------------------------------------------------------------------------------------------
      Scholastic *                                                        4,100             182
      ------------------------------------------------------------------------------------------
      Scripps, Class A                                                      600              48
      ------------------------------------------------------------------------------------------
      Sinclair Broadcast Group, Class A *[sec]                           10,300             143
      ------------------------------------------------------------------------------------------
      Singapore Press (SGD)                                              17,000             191
      ------------------------------------------------------------------------------------------
      TV Azteca (MXN)                                                   416,100             128
      ------------------------------------------------------------------------------------------
      Univision Communications, Class A *[sec]                           12,000             386
      ------------------------------------------------------------------------------------------
      Viacom, Class B *                                                  48,488           2,279
      ------------------------------------------------------------------------------------------
      Young Broadcasting, Class A *[sec]                                  3,700              54
      ------------------------------------------------------------------------------------------
                                                                                         15,064
                                                                                 ---------------
      MULTILINE RETAIL 1.5%
      AVA (EUR)                                                           1,946              57
      ------------------------------------------------------------------------------------------
      Debenhams (GBP)                                                    18,806              90
      ------------------------------------------------------------------------------------------
      Kohl's *                                                           10,400             712
      ------------------------------------------------------------------------------------------
      Metro (EUR)                                                         5,013             122
      ------------------------------------------------------------------------------------------
      Neiman Marcus, Class A *                                            7,100             222
      ------------------------------------------------------------------------------------------
      Nordstrom                                                          47,300             946
      ------------------------------------------------------------------------------------------
      Stein Mart *                                                        4,600              30
      ------------------------------------------------------------------------------------------
      Target                                                             40,300           1,402
      ------------------------------------------------------------------------------------------
      Wal-Mart                                                           26,800           1,451
      ------------------------------------------------------------------------------------------
      Wal-Mart de Mexico (MXN)                                           74,600             183
      ------------------------------------------------------------------------------------------
                                                                                          5,215
                                                                                 ---------------
      SPECIALTY RETAIL 1.3%
      Autobacs Seven (JPY)                                                5,200             108
      ------------------------------------------------------------------------------------------
      Best Buy *                                                          8,400             233
      ------------------------------------------------------------------------------------------
      Charles Vogele (CHF) *                                              3,031              67
      ------------------------------------------------------------------------------------------
      Christopher & Banks *[sec]                                          3,850             105
      ------------------------------------------------------------------------------------------
      Grupo Elektra (MXN)                                                49,000             136
      ------------------------------------------------------------------------------------------
      Home Depot                                                         44,550           1,177
      ------------------------------------------------------------------------------------------
      Inditex (EUR)                                                       4,044              98
      ------------------------------------------------------------------------------------------
      Kingfisher (GBP)                                                   20,380              70
      ------------------------------------------------------------------------------------------
      Linens 'n Things *[sec]                                             5,800             144
      ------------------------------------------------------------------------------------------
      Shimachu (JPY)                                                      6,300             124
      ------------------------------------------------------------------------------------------
      Toys "R" Us *                                                     130,300           1,773
      ------------------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      Ultimate Electronics *[sec]                                         3,000  $           58
      ------------------------------------------------------------------------------------------
      Valora (CHF)                                                          741             133
      ------------------------------------------------------------------------------------------
                                                                                          4,226
                                                                                 ---------------
      TEXTILES, APPAREL, & LUXURY GOODS 0.3%
      Adidas-Salomon (EUR)                                                2,506             204
      ------------------------------------------------------------------------------------------
      Culp *                                                              2,300              21
      ------------------------------------------------------------------------------------------
      Dan River, Class A *                                                7,300              13
      ------------------------------------------------------------------------------------------
      Stride Rite                                                        15,200             128
      ------------------------------------------------------------------------------------------
      Unifi *                                                             9,500              54
      ------------------------------------------------------------------------------------------
      Yue Yuen Industrial (HKD)                                         153,000             440
      ------------------------------------------------------------------------------------------
                                                                                            860
                                                                                 ---------------
      Total Consumer Discretionary                                                       41,647
                                                                                 ---------------

      CONSUMER STAPLES 6.3%

      BEVERAGES 1.3%
      Allied Domecq (GBP)                                                77,783             460
      ------------------------------------------------------------------------------------------
      Anheuser-Busch                                                     22,000           1,081
      ------------------------------------------------------------------------------------------
      Coca-Cola                                                          21,600             986
      ------------------------------------------------------------------------------------------
      Femsa UBD Units
          (Represents 1 Series B and 4 Series D shares) (MXN)            82,500             309
      ------------------------------------------------------------------------------------------
      Heineken (EUR)                                                      3,861             146
      ------------------------------------------------------------------------------------------
      Lion Nathan (NZD)                                                  92,500             272
      ------------------------------------------------------------------------------------------
      Orkla, Series A (NOK)                                               9,180             158
      ------------------------------------------------------------------------------------------
      PepsiCo                                                            16,600             705
      ------------------------------------------------------------------------------------------
      Remy Cointreau (EUR) [sec]                                          5,982             177
      ------------------------------------------------------------------------------------------
      Sapporo Breweries (JPY) [sec]                                      26,000              44
      ------------------------------------------------------------------------------------------
                                                                                          4,338
                                                                                 ---------------
      FOOD & DRUG RETAILING 1.3%
      Carrefour (EUR)                                                    10,449             458
      ------------------------------------------------------------------------------------------
      Casey's General Stores                                             24,200             293
      ------------------------------------------------------------------------------------------
      Casino Guichard-Perrachon (EUR)                                     2,923             200
      ------------------------------------------------------------------------------------------
      CVS                                                                60,000           1,613
      ------------------------------------------------------------------------------------------
      FamilyMart (JPY)                                                    4,700              96
      ------------------------------------------------------------------------------------------
      Great Atlantic & Pacific Tea Company *[sec]                        11,000              84
      ------------------------------------------------------------------------------------------
      J. Sainsbury (GBP)                                                139,930             643
      ------------------------------------------------------------------------------------------
      Performance Food Group *[sec]                                         500              18
      ------------------------------------------------------------------------------------------
      Seneca Foods, Class A *                                             1,200              17
      ------------------------------------------------------------------------------------------
      Seneca Foods, Class B *                                               700              10
      ------------------------------------------------------------------------------------------

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

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--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      Sysco                                                              10,400  $          306
      ------------------------------------------------------------------------------------------
      Walgreen                                                            4,300             124
      ------------------------------------------------------------------------------------------
      Wild Oats Markets *                                                 6,100              65
      ------------------------------------------------------------------------------------------
      Woolworths (AUD)                                                   41,184             261
      ------------------------------------------------------------------------------------------
                                                                                          4,188
                                                                                 ---------------
      FOOD PRODUCTS 1.8%
      American Italian Pasta, Class A *[sec]                              2,000              73
      ------------------------------------------------------------------------------------------
      Campbell Soup                                                      58,000           1,401
      ------------------------------------------------------------------------------------------
      CSM (EUR)                                                           9,779             194
      ------------------------------------------------------------------------------------------
      Dairy Crest (GBP)                                                  38,474             206
      ------------------------------------------------------------------------------------------
      General Mills                                                      45,920           2,049
      ------------------------------------------------------------------------------------------
      International Multifoods *                                          5,900             118
      ------------------------------------------------------------------------------------------
      Nestle (CHF)                                                        3,303             667
      ------------------------------------------------------------------------------------------
      Nippon Meat Packer (JPY) [sec]                                     24,000             214
      ------------------------------------------------------------------------------------------
      Parmalat Finanz (EUR) [sec]                                       212,350             508
      ------------------------------------------------------------------------------------------
      Unilever (GBP)                                                     71,007             632
      ------------------------------------------------------------------------------------------
                                                                                          6,062
                                                                                 ---------------
      HOUSEHOLD PRODUCTS 0.9%
      Colgate Palmolive                                                  28,000           1,439
      ------------------------------------------------------------------------------------------
      Kao (JPY)                                                          13,000             279
      ------------------------------------------------------------------------------------------
      Kimberly-Clark                                                     20,200           1,016
      ------------------------------------------------------------------------------------------
      Procter & Gamble                                                    3,900             328
      ------------------------------------------------------------------------------------------
                                                                                          3,062
                                                                                 ---------------
      PERSONAL PRODUCTS 0.1%
      Chattem *[sec]                                                      1,200              50
      ------------------------------------------------------------------------------------------
      Fancl (JPY)                                                         2,500              79
      ------------------------------------------------------------------------------------------
      L'Oreal (EUR)                                                       3,634             259
      ------------------------------------------------------------------------------------------
      Playtex Products *[sec]                                             5,200              55
      ------------------------------------------------------------------------------------------
                                                                                            443
                                                                                 ---------------
      TOBACCO 0.9%
      Philip Morris                                                      52,950           1,997
      ------------------------------------------------------------------------------------------
      UST                                                                35,200           1,134
      ------------------------------------------------------------------------------------------
                                                                                          3,131
                                                                                 ---------------
      Total Consumer Staples                                                             21,224
                                                                                 ---------------
      ENERGY 6.0%

      ENERGY EQUIPMENT & SERVICES 1.6%
      Atwood Oceanics *                                                   4,500             134
      ------------------------------------------------------------------------------------------

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

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--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      Baker Hughes                                                       71,500  $        2,341
      ------------------------------------------------------------------------------------------
      BJ Services *                                                      16,200             542
      ------------------------------------------------------------------------------------------
      Cooper Cameron *                                                      900              46
      ------------------------------------------------------------------------------------------
      FMC Technologies *                                                 10,900             210
      ------------------------------------------------------------------------------------------
      Grant Prideco *                                                     1,100              11
      ------------------------------------------------------------------------------------------
      Hydril *                                                            3,100              72
      ------------------------------------------------------------------------------------------
      Key Energy Services *                                               5,800              52
      ------------------------------------------------------------------------------------------
      Lone Star Technologies *[sec]                                       3,400              53
      ------------------------------------------------------------------------------------------
      National Oilwell *                                                  8,000             174
      ------------------------------------------------------------------------------------------
      Saipem (EUR)                                                       18,239             111
      ------------------------------------------------------------------------------------------
      Schlumberger *                                                     11,800             522
      ------------------------------------------------------------------------------------------
      Seacor Smit *[sec]                                                  6,800             283
      ------------------------------------------------------------------------------------------
      Smedvig, Series A (NOK)                                             5,818              31
      ------------------------------------------------------------------------------------------
      Smith International *[sec]                                         20,100             683
      ------------------------------------------------------------------------------------------
      TGS Nopec Geophysical (NOK) *                                       5,280              40
      ------------------------------------------------------------------------------------------
      W-H Energy Services *                                               4,900              73
      ------------------------------------------------------------------------------------------
                                                                                          5,378
                                                                                 ---------------
      OIL & GAS 4.4%
      BP (GBP)                                                           68,054             443
      ------------------------------------------------------------------------------------------
      BP ADR                                                             70,494           2,764
      ------------------------------------------------------------------------------------------
      ChevronTexaco                                                       7,007             470
      ------------------------------------------------------------------------------------------
      Cia Espanola de Petroleos (EUR)                                    20,806             362
      ------------------------------------------------------------------------------------------
      ENI (EUR)                                                          35,448             515
      ------------------------------------------------------------------------------------------
      ENI SPA ADR [sec]                                                   2,800             201
      ------------------------------------------------------------------------------------------
      Exxon Mobil                                                        73,104           2,544
      ------------------------------------------------------------------------------------------
      Forest Oil *                                                        6,200             165
      ------------------------------------------------------------------------------------------
      Marathon Oil                                                       68,800           1,376
      ------------------------------------------------------------------------------------------
      Noble Energy                                                        7,300             270
      ------------------------------------------------------------------------------------------
      Norsk Hydro (NOK)                                                   6,917             275
      ------------------------------------------------------------------------------------------
      OMV (EUR)                                                             200              18
      ------------------------------------------------------------------------------------------
      Petroleo Brasileiro (Petrobras) ADR [sec]                          17,000             206
      ------------------------------------------------------------------------------------------
      Shell Transport & Trading (GBP)                                   128,000             830
      ------------------------------------------------------------------------------------------
      Shell Transport & Trading ADR [sec]                                21,100             814
      ------------------------------------------------------------------------------------------
      Statoil (NOK)                                                      77,348             564
      ------------------------------------------------------------------------------------------
      Tonen General Sekiyu (JPY)                                         15,000              97
      ------------------------------------------------------------------------------------------
      TotalFinaElf, Series B (EUR)                                        4,986             669
      ------------------------------------------------------------------------------------------
      TravelCenters of America, Warrants, 11/14/10*                         225               2
      ------------------------------------------------------------------------------------------
      Ultra Petroleum *                                                   7,100              63
      ------------------------------------------------------------------------------------------

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

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--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      Unocal                                                             47,100  $        1,397
      ------------------------------------------------------------------------------------------
      Woodside Petroleum (AUD)                                           27,619             185
      ------------------------------------------------------------------------------------------
      XTO Energy                                                         17,850             427
      ------------------------------------------------------------------------------------------
                                                                                         14,657
                                                                                 ---------------
      Total Energy                                                                       20,035
                                                                                 ---------------

      FINANCIALS 20.1%

      BANKS 7.6%
      77 Bank (JPY)                                                      41,000             154
      ------------------------------------------------------------------------------------------
      ABN Amro Holdings (EUR)                                            12,226             210
      ------------------------------------------------------------------------------------------
      Alliance & Leicester (GBP)                                         46,246             590
      ------------------------------------------------------------------------------------------
      Australia & New Zealand Banking (AUD)                              84,656             891
      ------------------------------------------------------------------------------------------
      Australia & New Zealand Banking ADR                                 2,300             120
      ------------------------------------------------------------------------------------------
      Banco Bradesco ADR [sec]                                           10,220             133
      ------------------------------------------------------------------------------------------
      Banco Popolare de Milano (EUR)                                      8,200              29
      ------------------------------------------------------------------------------------------
      Banco Santander (New shares) ADR                                   20,400             381
      ------------------------------------------------------------------------------------------
      Banco Santander Central Hispano (EUR)                              71,486             511
      ------------------------------------------------------------------------------------------
      Bank of America                                                    57,100           4,001
      ------------------------------------------------------------------------------------------
      Bank of New York                                                   20,300             616
      ------------------------------------------------------------------------------------------
      Bank of Yokohama (JPY) [sec]                                       71,000             285
      ------------------------------------------------------------------------------------------
      Bank One                                                           39,640           1,565
      ------------------------------------------------------------------------------------------
      Barclays (GBP)                                                     47,968             347
      ------------------------------------------------------------------------------------------
      BNP Paribas (EUR)                                                  10,145             413
      ------------------------------------------------------------------------------------------
      Boston Private Financial                                              900              17
      ------------------------------------------------------------------------------------------
      BPCI (EUR)                                                          5,565              39
      ------------------------------------------------------------------------------------------
      Capitalia (EUR)                                                   131,497             219
      ------------------------------------------------------------------------------------------
      Chittenden                                                         16,000             420
      ------------------------------------------------------------------------------------------
      Citizens Banking                                                   11,000             284
      ------------------------------------------------------------------------------------------
      Commonwealth Bank of Australia (AUD)                               25,300             385
      ------------------------------------------------------------------------------------------
      DBS (SGD)                                                          36,304             230
      ------------------------------------------------------------------------------------------
      Depfa Bank (EUR)                                                    3,156             154
      ------------------------------------------------------------------------------------------
      Deutsche Bank (EUR)                                                 7,095             355
      ------------------------------------------------------------------------------------------
      Dexia (EUR)                                                        19,719             242
      ------------------------------------------------------------------------------------------
      Fifth Third Bancorp                                                 6,900             386
      ------------------------------------------------------------------------------------------
      Frankfort First                                                       600              10
      ------------------------------------------------------------------------------------------
      Glacier Bancorp                                                     4,831             112
      ------------------------------------------------------------------------------------------
      HBOS (GBP)                                                         59,974             650
      ------------------------------------------------------------------------------------------
      HSBC Holdings (GBP)                                               101,617           1,205
      ------------------------------------------------------------------------------------------

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

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--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      IntesaBCI (EUR)                                                   224,489  $          489
      ------------------------------------------------------------------------------------------
      ITLA Capital *                                                        550              19
      ------------------------------------------------------------------------------------------
      Jyske Bank (DKK)                                                    6,610             166
      ------------------------------------------------------------------------------------------
      KBC Bank (EUR)                                                      5,800             192
      ------------------------------------------------------------------------------------------
      Mellon Financial                                                   74,900           2,251
      ------------------------------------------------------------------------------------------
      Mizuho Holdings (JPY) [sec]                                           190             212
      ------------------------------------------------------------------------------------------
      National Australia Bank (AUD)                                      41,138             755
      ------------------------------------------------------------------------------------------
      Northern Trust                                                     11,000             426
      ------------------------------------------------------------------------------------------
      Provident Bankshares                                                7,900             176
      ------------------------------------------------------------------------------------------
      Royal Bank of Scotland (GBP)                                       25,657             658
      ------------------------------------------------------------------------------------------
      SEB, Series A (SEK)                                                39,709             368
      ------------------------------------------------------------------------------------------
      Southwest Bancorp *                                                 7,500             214
      ------------------------------------------------------------------------------------------
      Svenska Handelsbanken, Series A (SEK)                              21,841             306
      ------------------------------------------------------------------------------------------
      U.S. Bancorp                                                       97,400           2,133
      ------------------------------------------------------------------------------------------
      Unibanco GDR                                                        9,600              84
      ------------------------------------------------------------------------------------------
      UniCredito Italiano (EUR)                                          88,718             353
      ------------------------------------------------------------------------------------------
      Valley National Bancorp [sec]                                      11,275             309
      ------------------------------------------------------------------------------------------
      Wells Fargo                                                        20,200             933
      ------------------------------------------------------------------------------------------
      WestAmerica Banc                                                    8,800             362
      ------------------------------------------------------------------------------------------
                                                                                         25,360
                                                                                 ---------------
      DIVERSIFIED FINANCIALS 5.4%
      Aiful (JPY)                                                         4,750             228
      ------------------------------------------------------------------------------------------
      American Express                                                   55,500           2,161
      ------------------------------------------------------------------------------------------
      BPI (EUR)                                                          50,120             108
      ------------------------------------------------------------------------------------------
      Bradford & Bingley (GBP)                                           93,821             446
      ------------------------------------------------------------------------------------------
      Citigroup                                                          99,303           3,861
      ------------------------------------------------------------------------------------------
      Fannie Mae                                                         38,000           2,396
      ------------------------------------------------------------------------------------------
      Franklin Resources                                                  6,500             240
      ------------------------------------------------------------------------------------------
      Freddie Mac                                                        49,500           2,853
      ------------------------------------------------------------------------------------------
      GIMV (EUR)                                                          3,500              68
      ------------------------------------------------------------------------------------------
      Goldman Sachs Group                                                 8,000             631
      ------------------------------------------------------------------------------------------
      ING Groep (EUR)                                                    21,882             416
      ------------------------------------------------------------------------------------------
      Legg Mason                                                          6,900             357
      ------------------------------------------------------------------------------------------
      Macquarie Bank (AUD)                                               38,504             518
      ------------------------------------------------------------------------------------------
      Merrill Lynch                                                      16,400             713
      ------------------------------------------------------------------------------------------
      Morgan Stanley                                                     20,300             918
      ------------------------------------------------------------------------------------------
      Promise (JPY)                                                       7,000             258
      ------------------------------------------------------------------------------------------
      Charles Schwab                                                     24,050             278
      ------------------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      SLM Corporation                                                     5,800  $          567
      ------------------------------------------------------------------------------------------
      State Street                                                       26,800           1,206
      ------------------------------------------------------------------------------------------
                                                                                         18,223
                                                                                 ---------------
      INSURANCE 5.0%
      Allianz (EUR)                                                       1,750             195
      ------------------------------------------------------------------------------------------
      Allstate                                                            3,400             133
      ------------------------------------------------------------------------------------------
      AMBAC                                                               5,400             338
      ------------------------------------------------------------------------------------------
      American International Group                                       42,162           2,747
      ------------------------------------------------------------------------------------------
      AMP (AUD)                                                          23,800             175
      ------------------------------------------------------------------------------------------
      Aviva (GBP) *                                                      11,927             102
      ------------------------------------------------------------------------------------------
      AXA (EUR)                                                          16,104             258
      ------------------------------------------------------------------------------------------
      AXA Asia Pacific (AUD)                                            197,137             277
      ------------------------------------------------------------------------------------------
      Berkshire Hathaway *                                                    1              72
      ------------------------------------------------------------------------------------------
      Brown and Brown                                                     8,500             293
      ------------------------------------------------------------------------------------------
      CNP Assurances (EUR)                                               10,939             391
      ------------------------------------------------------------------------------------------
      Hannover Reckversi (EUR) *[sec]                                     5,130             121
      ------------------------------------------------------------------------------------------
      Harleysville Group                                                  4,000             105
      ------------------------------------------------------------------------------------------
      Hartford Financial Services Group                                   8,900             437
      ------------------------------------------------------------------------------------------
      Horace Mann Educators [sec]                                        17,700             283
      ------------------------------------------------------------------------------------------
      Markel *                                                            1,000             199
      ------------------------------------------------------------------------------------------
      Marsh & McLennan                                                   23,200           1,095
      ------------------------------------------------------------------------------------------
      Millea Holdings (JPY)                                                  35             269
      ------------------------------------------------------------------------------------------
      Mitsui Sumitomo Insurance (JPY)                                    65,000             282
      ------------------------------------------------------------------------------------------
      Munich Re (EUR)                                                     1,395             194
      ------------------------------------------------------------------------------------------
      Ohio Casualty *[sec]                                               18,100             233
      ------------------------------------------------------------------------------------------
      PartnerRe                                                           7,000             354
      ------------------------------------------------------------------------------------------
      Progressive Corporation                                             9,900             561
      ------------------------------------------------------------------------------------------
      Prudential (GBP)                                                   35,736             298
      ------------------------------------------------------------------------------------------
      RAS (EUR)                                                          40,061             502
      ------------------------------------------------------------------------------------------
      Royal & Sun Alliance (GBP)                                         79,457             182
      ------------------------------------------------------------------------------------------
      SAFECO                                                             60,000           2,171
      ------------------------------------------------------------------------------------------
      Selective Insurance [sec]                                           6,500             167
      ------------------------------------------------------------------------------------------
      St. Paul Companies                                                 28,900           1,076
      ------------------------------------------------------------------------------------------
      Travelers, Class A *                                               28,482             454
      ------------------------------------------------------------------------------------------
      Triad Guaranty *[sec]                                               2,500             100
      ------------------------------------------------------------------------------------------
      UnumProvident                                                      60,600           1,033
      ------------------------------------------------------------------------------------------
      W. R. Berkley                                                       8,100             320
      ------------------------------------------------------------------------------------------
      XL Capital, Class A                                                18,300           1,514
      ------------------------------------------------------------------------------------------
                                                                                         16,931
                                                                                 ---------------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      REAL ESTATE 2.1%
      AMP Diversified Property (AUD)                                     79,895  $          118
      ------------------------------------------------------------------------------------------
      Arden Realty, REIT                                                  6,500             145
      ------------------------------------------------------------------------------------------
      CapitaLand (SGD)                                                   54,000              35
      ------------------------------------------------------------------------------------------
      Corio (EUR)                                                         6,318             165
      ------------------------------------------------------------------------------------------
      EastGroup Properties, REIT                                          7,700             191
      ------------------------------------------------------------------------------------------
      Essex Property Trust, REIT                                            400              20
      ------------------------------------------------------------------------------------------
      Federal Realty Investment Trust, REIT                              47,900           1,307
      ------------------------------------------------------------------------------------------
      Gables Residential Trust, REIT [sec]                                6,800             168
      ------------------------------------------------------------------------------------------
      General Property Trust (AUD)                                      280,806             452
      ------------------------------------------------------------------------------------------
      Glenborough Realty Trust, REIT                                      6,700             116
      ------------------------------------------------------------------------------------------
      Goldcrest (JPY)                                                     3,100              70
      ------------------------------------------------------------------------------------------
      Land Securities Group (GBP)                                         8,518             103
      ------------------------------------------------------------------------------------------
      LaSalle Hotel Properties                                            4,200              54
      ------------------------------------------------------------------------------------------
      Manufactured Home Communities, REIT                                 2,200              65
      ------------------------------------------------------------------------------------------
      Metrovacesa (EUR)                                                  16,110             348
      ------------------------------------------------------------------------------------------
      Parkway Properties, REIT                                            5,100             183
      ------------------------------------------------------------------------------------------
      Reckson Associates Realty, REIT                                    46,700             950
      ------------------------------------------------------------------------------------------
      Reckson Associates Realty, Class B, REIT [sec]                      2,692              57
      ------------------------------------------------------------------------------------------
      Simon Property Group, REIT                                         38,840           1,310
      ------------------------------------------------------------------------------------------
      Sun Hung Kai Properties (HKD)                                      54,000             362
      ------------------------------------------------------------------------------------------
      Washington, REIT [sec]                                              8,500             215
      ------------------------------------------------------------------------------------------
      Wereldhave (EUR)                                                    2,772             143
      ------------------------------------------------------------------------------------------
      Westfield Trust (AUD)                                             175,400             340
      ------------------------------------------------------------------------------------------
                                                                                          6,917
                                                                                 ---------------
      Total Financials                                                                   67,431
                                                                                 ---------------
      HEALTH CARE 9.7%

      BIOTECHNOLOGY 0.7%
      Abgenix *[sec]                                                        900               8
      ------------------------------------------------------------------------------------------
      Alexion Pharmaceutical *[sec]                                         500               9
      ------------------------------------------------------------------------------------------
      Alkermes *[sec]                                                     7,300              65
      ------------------------------------------------------------------------------------------
      Amgen *                                                            15,800             746
      ------------------------------------------------------------------------------------------
      Cephalon *[sec]                                                     3,105             170
      ------------------------------------------------------------------------------------------
      CSL (AUD)                                                           6,714              80
      ------------------------------------------------------------------------------------------
      Cubist Pharmaceuticals *[sec]                                       1,300              15
      ------------------------------------------------------------------------------------------
      CV Therapeutics *[sec]                                              1,000              23
      ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      Deltagen *                                                          1,900  $            1
      ------------------------------------------------------------------------------------------
      Exelixis *[sec]                                                     3,100              28
      ------------------------------------------------------------------------------------------
      Gilead Sciences *                                                   4,800             190
      ------------------------------------------------------------------------------------------
      IDEC Pharmaceuticals *                                              1,700              56
      ------------------------------------------------------------------------------------------
      Incyte Genomics *                                                   1,400               8
      ------------------------------------------------------------------------------------------
      MedImmune *                                                        20,200             533
      ------------------------------------------------------------------------------------------
      Neurocrine Biosciences *[sec]                                       2,200             101
      ------------------------------------------------------------------------------------------
      NPS Pharmaceuticals *[sec]                                          2,300              68
      ------------------------------------------------------------------------------------------
      OSI Pharmaceuticals *[sec]                                          1,000              22
      ------------------------------------------------------------------------------------------
      QIAGEN (EUR) *[sec]                                                 1,118               8
      ------------------------------------------------------------------------------------------
      Regeneron Pharmaceuticals *[sec]                                    1,700              37
      ------------------------------------------------------------------------------------------
      Triangle Pharmaceuticals *                                          5,300              24
      ------------------------------------------------------------------------------------------
      Trimeris *[sec]                                                     2,400             115
      ------------------------------------------------------------------------------------------
      Tularik *                                                           2,600              25
      ------------------------------------------------------------------------------------------
      Versicor *[sec]                                                     2,600              29
      ------------------------------------------------------------------------------------------
      Vertex Pharmaceuticals *                                            1,116              21
      ------------------------------------------------------------------------------------------
      ViroPharma *[sec]                                                   1,600               3
      ------------------------------------------------------------------------------------------
                                                                                          2,385
                                                                                 ---------------
      HEALTH CARE EQUIPMENT & SUPPLIES 0.6%
      Baxter International                                               13,200             422
      ------------------------------------------------------------------------------------------
      Biomet                                                              1,700              47
      ------------------------------------------------------------------------------------------
      Edwards Lifesciences *                                              5,600             147
      ------------------------------------------------------------------------------------------
      EPIX Medical *[sec]                                                 1,700              16
      ------------------------------------------------------------------------------------------
      Guidant *                                                           1,700              51
      ------------------------------------------------------------------------------------------
      Inhale Therapeutic Systems *[sec]                                   3,400              31
      ------------------------------------------------------------------------------------------
      Medtronic                                                          12,600             589
      ------------------------------------------------------------------------------------------
      Nobel Biocare (SEK) *                                                 646              36
      ------------------------------------------------------------------------------------------
      Radiometer (DKK)                                                    3,900             157
      ------------------------------------------------------------------------------------------
      Sola *                                                              1,800              21
      ------------------------------------------------------------------------------------------
      Steris *                                                            6,400             146
      ------------------------------------------------------------------------------------------
      Tecan (CHF)                                                         3,079             100
      ------------------------------------------------------------------------------------------
      Wilson Greatbatch Technologies *                                    4,100             119
      ------------------------------------------------------------------------------------------
                                                                                          1,882
                                                                                 ---------------
      HEALTH CARE PROVIDERS & SERVICES 1.9%
      AmeriPath *                                                         7,000             118
      ------------------------------------------------------------------------------------------
      AmerisourceBergen                                                   6,000             348
      ------------------------------------------------------------------------------------------
      AMN Healthcare Services *                                             300               5
      ------------------------------------------------------------------------------------------
      Cardinal Health                                                    10,550             649
      ------------------------------------------------------------------------------------------
      Cross Country *[sec]                                                1,700              29
      ------------------------------------------------------------------------------------------
      Gehe (EUR)                                                          5,883             214
      ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      HCA                                                                19,300  $          776
      ------------------------------------------------------------------------------------------
      Henry Schein *                                                      6,900             294
      ------------------------------------------------------------------------------------------
      Hooper Holmes                                                      15,800              90
      ------------------------------------------------------------------------------------------
      Laboratory Corporation of America *                                 1,700              41
      ------------------------------------------------------------------------------------------
      Lifeline Systems *                                                  2,400              49
      ------------------------------------------------------------------------------------------
      Maximus *[sec]                                                     10,200             285
      ------------------------------------------------------------------------------------------
      Orthodontic Centers of America *[sec]                               1,600              21
      ------------------------------------------------------------------------------------------
      Renal Care Group *                                                  2,850              89
      ------------------------------------------------------------------------------------------
      Suzuken (JPY)                                                       3,600              84
      ------------------------------------------------------------------------------------------
      Tenet Healthcare *                                                  1,750              32
      ------------------------------------------------------------------------------------------
      UnitedHealth Group                                                 31,800           2,590
      ------------------------------------------------------------------------------------------
      Wellpoint Health Networks *                                        12,600             829
      ------------------------------------------------------------------------------------------
                                                                                          6,543
                                                                                 ---------------
      PHARMACEUTICALS 6.5%
      Abbott Laboratories                                                23,500           1,029
      ------------------------------------------------------------------------------------------
      Allergan                                                            2,400             141
      ------------------------------------------------------------------------------------------
      AstraZeneca (GBP)                                                  13,071             497
      ------------------------------------------------------------------------------------------
      Aventis (EUR)                                                      15,385             855
      ------------------------------------------------------------------------------------------
      Biovail *                                                           9,400             311
      ------------------------------------------------------------------------------------------
      Bristol-Myers Squibb                                                  900              24
      ------------------------------------------------------------------------------------------
      Eisai (JPY)                                                        10,000             206
      ------------------------------------------------------------------------------------------
      Eli Lilly                                                           4,700             321
      ------------------------------------------------------------------------------------------
      Eon Labs *[sec]                                                     1,900              45
      ------------------------------------------------------------------------------------------
      Forest Labs *                                                       5,300             569
      ------------------------------------------------------------------------------------------
      Galen (GBP)                                                        35,159             292
      ------------------------------------------------------------------------------------------
      GlaxoSmithKline (GBP) *                                            57,415           1,074
      ------------------------------------------------------------------------------------------
      GlaxoSmithKline ADR                                                 7,600             289
      ------------------------------------------------------------------------------------------
      Guilford Pharmaceuticals *[sec]                                       500               2
      ------------------------------------------------------------------------------------------
      Hisamitsu Pharmaceutical (JPY)                                     12,000             159
      ------------------------------------------------------------------------------------------
      Hoechst (EUR)                                                       4,630             186
      ------------------------------------------------------------------------------------------
      Johnson & Johnson                                                  33,200           1,893
      ------------------------------------------------------------------------------------------
      King Pharmaceuticals *                                                  1               0
      ------------------------------------------------------------------------------------------
      Medicines Company *[sec]                                            2,500              42
      ------------------------------------------------------------------------------------------
      Merck                                                              39,700           2,359
      ------------------------------------------------------------------------------------------
      Novartis (CHF)                                                     26,211             974
      ------------------------------------------------------------------------------------------
      Noven Pharmaceuticals                                               8,100              86
      ------------------------------------------------------------------------------------------
      Novo Nordisk (DKK)                                                  2,801              86
      ------------------------------------------------------------------------------------------
      Pfizer                                                            109,625           3,458
      ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      Pharmacia                                                          21,191  $          896
      ------------------------------------------------------------------------------------------
      Sanofi-Synthelabo (EUR)                                             3,811             225
      ------------------------------------------------------------------------------------------
      Schering Plough                                                    89,700           2,033
      ------------------------------------------------------------------------------------------
      Schwarz Pharma (EUR)                                               18,126             570
      ------------------------------------------------------------------------------------------
      Shire Pharmaceuticals (GBP) *                                      18,780             129
      ------------------------------------------------------------------------------------------
      Takeda Chemical Industries (JPY)                                   10,000             420
      ------------------------------------------------------------------------------------------
      Wyeth                                                              65,160           2,504
      ------------------------------------------------------------------------------------------
                                                                                         21,675
                                                                                 ---------------
      Total Health Care                                                                  32,485
                                                                                 ---------------

      INDUSTRIALS & BUSINESS SERVICES 10.6%

      AEROSPACE & DEFENSE 0.2%
      Armor Holdings *                                                   13,300             190
      ------------------------------------------------------------------------------------------
      European Aeronautic Defense & Space (EUR)                          14,748             187
      ------------------------------------------------------------------------------------------
      Honeywell International                                            13,300             344
      ------------------------------------------------------------------------------------------
      Thales (EUR)                                                        2,319              66
      ------------------------------------------------------------------------------------------
                                                                                            787
                                                                                 ---------------
      AIR FREIGHT & LOGISTICS 0.3%
      C.H. Robinson Worldwide                                               500              15
      ------------------------------------------------------------------------------------------
      Expeditors International of Washington                              5,200             174
      ------------------------------------------------------------------------------------------
      Forward Air *[sec]                                                  5,600             108
      ------------------------------------------------------------------------------------------
      Pacer International *                                               7,300              94
      ------------------------------------------------------------------------------------------
      Ryder System                                                        6,400             147
      ------------------------------------------------------------------------------------------
      UPS, Class B                                                        7,400             469
      ------------------------------------------------------------------------------------------
      UTi Worldwide [sec]                                                 6,600             142
      ------------------------------------------------------------------------------------------
                                                                                          1,149
                                                                                 ---------------
      AIRLINES 0.1%
      Frontier Airlines *[sec]                                            5,900              33
      ------------------------------------------------------------------------------------------
      Midwest Express Holdings *                                          6,300              43
      ------------------------------------------------------------------------------------------
      Singapore Airlines (SGD)                                           43,000             260
      ------------------------------------------------------------------------------------------
                                                                                            336
                                                                                 ---------------
      BUILDING PRODUCTS 0.1%
      Central Glass (JPY)                                                27,000             126
      ------------------------------------------------------------------------------------------
      Simpson Manufacturing *                                             4,100             139
      ------------------------------------------------------------------------------------------
                                                                                            265
                                                                                 ---------------
      COMMERCIAL SERVICES & SUPPLIES 4.0%
      Apollo Group, Class A *                                            18,400             759
      ------------------------------------------------------------------------------------------
      Automatic Data Processing                                          16,200             704
      ------------------------------------------------------------------------------------------
      BISYS Group *                                                       6,200             126
      ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      Brambles (GBP)                                                     94,110  $          217
      ------------------------------------------------------------------------------------------
      Buhrmann (EUR)                                                     15,171              70
      ------------------------------------------------------------------------------------------
      Cendant *                                                          24,000             302
      ------------------------------------------------------------------------------------------
      Central Parking                                                    12,300             239
      ------------------------------------------------------------------------------------------
      Choicepoint *                                                       3,200             120
      ------------------------------------------------------------------------------------------
      CompX International                                                 3,800              32
      ------------------------------------------------------------------------------------------
      Concord EFS *                                                      44,700             671
      ------------------------------------------------------------------------------------------
      Consolidated Graphics *                                               400               8
      ------------------------------------------------------------------------------------------
      Davis Service (GBP)                                                47,726             238
      ------------------------------------------------------------------------------------------
      Electro Rent *                                                      4,900              60
      ------------------------------------------------------------------------------------------
      First Data                                                         65,740           2,277
      ------------------------------------------------------------------------------------------
      Fiserv *                                                           12,700             431
      ------------------------------------------------------------------------------------------
      G&K Services, Class A                                               5,500             188
      ------------------------------------------------------------------------------------------
      Global Payments                                                     7,200             208
      ------------------------------------------------------------------------------------------
      H&R Block                                                          23,000             882
      ------------------------------------------------------------------------------------------
      Herman Miller                                                      10,900             217
      ------------------------------------------------------------------------------------------
      Ionics *[sec]                                                         900              20
      ------------------------------------------------------------------------------------------
      Iron Mountain *[sec]                                               14,450             478
      ------------------------------------------------------------------------------------------
      Layne Christensen *                                                 3,500              30
      ------------------------------------------------------------------------------------------
      New England Business Service                                        8,300             185
      ------------------------------------------------------------------------------------------
      Paychex                                                             3,300              96
      ------------------------------------------------------------------------------------------
      R.R. Donnelley                                                     79,700           1,695
      ------------------------------------------------------------------------------------------
      Resources Connection *[sec]                                         8,800             162
      ------------------------------------------------------------------------------------------
      Securitas, Series B (SEK) [sec]                                     8,701             132
      ------------------------------------------------------------------------------------------
      SOURCECORP *[sec]                                                   5,400             104
      ------------------------------------------------------------------------------------------
      Spherion *                                                          9,000              62
      ------------------------------------------------------------------------------------------
      Tetra Tech *[sec]                                                  13,814             171
      ------------------------------------------------------------------------------------------
      United Stationers *                                                 7,100             231
      ------------------------------------------------------------------------------------------
      Waste Management                                                   82,743           2,062
      ------------------------------------------------------------------------------------------
      Waterlink *                                                         4,700               0
      ------------------------------------------------------------------------------------------
      Weight Watchers *[sec]                                              1,700              77
      ------------------------------------------------------------------------------------------
      West Corporation *                                                  3,200              53
      ------------------------------------------------------------------------------------------
                                                                                         13,307
                                                                                 ---------------
      CONSTRUCTION & ENGINEERING 0.1%
      Eiffage (EUR)                                                         741              56
      ------------------------------------------------------------------------------------------
      HOCHTIEF (EUR)                                                      4,212              57
      ------------------------------------------------------------------------------------------
      Insituform Technologies, Class A *[sec]                             6,100             116
      ------------------------------------------------------------------------------------------
      JGC (JPY)                                                          26,000             154
      ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      Megachips (JPY)                                                     2,000  $           30
      ------------------------------------------------------------------------------------------
                                                                                            413
                                                                                 ---------------
      ELECTRICAL EQUIPMENT 0.5%
      A.O. Smith                                                         12,800             341
      ------------------------------------------------------------------------------------------
      American Superconductor *[sec]                                      1,800               7
      ------------------------------------------------------------------------------------------
      Belden [sec]                                                       16,800             282
      ------------------------------------------------------------------------------------------
      Draka (EUR)                                                         4,769              56
      ------------------------------------------------------------------------------------------
      Global Power Equipment Group *[sec]                                   200               1
      ------------------------------------------------------------------------------------------
      Hitachi Cable (JPY)                                                57,000             147
      ------------------------------------------------------------------------------------------
      Paxar *                                                            18,500             261
      ------------------------------------------------------------------------------------------
      PECO II *                                                           2,600               2
      ------------------------------------------------------------------------------------------
      Schneider Electric (EUR)                                            9,366             455
      ------------------------------------------------------------------------------------------
      Woodward Governor [sec]                                             1,800              77
      ------------------------------------------------------------------------------------------
                                                                                          1,629
                                                                                 ---------------
      INDUSTRIAL CONGLOMERATES 2.6%
      3M                                                                 18,500           2,402
      ------------------------------------------------------------------------------------------
      GE                                                                 59,800           1,621
      ------------------------------------------------------------------------------------------
      Hutchison Whampoa (HKD)                                           136,200             956
      ------------------------------------------------------------------------------------------
      Sembcorp Industries (SGD)                                         579,000             316
      ------------------------------------------------------------------------------------------
      Siemens (EUR)                                                      11,833             580
      ------------------------------------------------------------------------------------------
      Tyco International                                                155,798           2,780
      ------------------------------------------------------------------------------------------
                                                                                          8,655
                                                                                 ---------------
      MACHINERY 1.6%
      Actuant Corporation, Class A *                                      3,540             153
      ------------------------------------------------------------------------------------------
      Cuno *                                                              4,600             152
      ------------------------------------------------------------------------------------------
      Danaher                                                            20,400           1,282
      ------------------------------------------------------------------------------------------
      Deere                                                              25,000           1,279
      ------------------------------------------------------------------------------------------
      Fanuc (JPY)                                                         7,400             355
      ------------------------------------------------------------------------------------------
      Graco                                                               1,200              35
      ------------------------------------------------------------------------------------------
      Harsco                                                             10,200             315
      ------------------------------------------------------------------------------------------
      IDEX                                                                1,900              65
      ------------------------------------------------------------------------------------------
      Joy Global *                                                        2,500              30
      ------------------------------------------------------------------------------------------
      Lindsay Manufacturing                                               3,700              93
      ------------------------------------------------------------------------------------------
      Mitsubishi Heavy Industries (JPY) *                               109,000             276
      ------------------------------------------------------------------------------------------
      Pall                                                               43,000             820
      ------------------------------------------------------------------------------------------
      Reliance Steel & Aluminum                                           2,600              59
      ------------------------------------------------------------------------------------------
      Saurer (CHF) *                                                      1,458              29
      ------------------------------------------------------------------------------------------
      Sembcorp Marine (SGD)                                             114,584              61
      ------------------------------------------------------------------------------------------
      Singulus Technology (EUR)                                           7,175             122
      ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      SKF, Series B (SEK)                                                 8,729  $          247
      ------------------------------------------------------------------------------------------
                                                                                          5,373
                                                                                 ---------------
      MARINE 0.0%
      International Shipholding *                                         2,200              13
      ------------------------------------------------------------------------------------------
      Kamigumi (JPY)                                                     40,000             178
      ------------------------------------------------------------------------------------------
                                                                                            191
                                                                                 ---------------
      ROAD & RAIL 0.9%
      Burlington Northern Santa Fe                                       30,000             760
      ------------------------------------------------------------------------------------------
      Cowie (GBP)                                                        55,658             247
      ------------------------------------------------------------------------------------------
      Heartland Express *[sec]                                            1,773              39
      ------------------------------------------------------------------------------------------
      Nippon Express (JPY)                                               45,000             182
      ------------------------------------------------------------------------------------------
      Norfolk Southern                                                   86,500           1,707
      ------------------------------------------------------------------------------------------
      Railtrack (GBP) *                                                  27,657             106
      ------------------------------------------------------------------------------------------
                                                                                          3,041
                                                                                 ---------------
      TRADING COMPANIES & DISTRIBUTORS 0.2%
      Hagemeyer (EUR)                                                     6,062              49
      ------------------------------------------------------------------------------------------
      Mitsubishi (JPY)                                                   46,000             289
      ------------------------------------------------------------------------------------------
      MSC Industrial Direct, Class A *                                    3,200              57
      ------------------------------------------------------------------------------------------
      Sumitomo (JPY)                                                     47,000             205
      ------------------------------------------------------------------------------------------
      Watsco                                                              1,700              27
      ------------------------------------------------------------------------------------------
                                                                                            627
                                                                                 ---------------
      TRANSPORTATION INFRASTRUCTURE 0.0%
      SIA Engineering (SGD)                                              43,000              43
      ------------------------------------------------------------------------------------------
                                                                                             43
                                                                                 ---------------
      Total Industrials & Business Services                                              35,816
                                                                                 ---------------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      INFORMATION TECHNOLOGY 8.2%

      COMMUNICATIONS EQUIPMENT 2.0%
      Black Box *[sec]                                                    6,000  $          300
      ------------------------------------------------------------------------------------------
      Cisco Systems *                                                   113,300           1,690
      ------------------------------------------------------------------------------------------
      Corning *[sec]                                                    353,400           1,566
      ------------------------------------------------------------------------------------------
      Emulex *                                                            2,800              68
      ------------------------------------------------------------------------------------------
      LM Ericsson ADR, Class B *[sec]                                    20,870             205
      ------------------------------------------------------------------------------------------
      Lucent Technologies *[sec]                                        214,000             374
      ------------------------------------------------------------------------------------------
      McDATA Corporation *                                                    1               0
      ------------------------------------------------------------------------------------------
      Nokia (EUR)                                                        14,833             286
      ------------------------------------------------------------------------------------------
      Nokia ADR                                                          57,800           1,110
      ------------------------------------------------------------------------------------------
      Packeteer *                                                         5,400              44
      ------------------------------------------------------------------------------------------
      QUALCOMM *                                                         18,400             758
      ------------------------------------------------------------------------------------------
      Riverstone Networks *[sec]                                         15,000              37
      ------------------------------------------------------------------------------------------
      Sagem (EUR) [sec]                                                   3,412             246
      ------------------------------------------------------------------------------------------
      Stratos Lightwave *[sec]                                              413               3
      ------------------------------------------------------------------------------------------
      Tekelec *                                                           2,900              30
      ------------------------------------------------------------------------------------------
                                                                                          6,717
                                                                                 ---------------
      COMPUTER PERIPHERALS 0.6%
      Creative Technology (SGD) *                                        15,300             126
      ------------------------------------------------------------------------------------------
      Dell Computer *                                                    30,800             880
      ------------------------------------------------------------------------------------------
      IBM                                                                 4,500             392
      ------------------------------------------------------------------------------------------
      Lexmark International, Class A *                                    7,800             516
      ------------------------------------------------------------------------------------------
      Mitsumi Electric (JPY)                                             10,400             106
      ------------------------------------------------------------------------------------------
      Synaptics *[sec]                                                    1,900              15
      ------------------------------------------------------------------------------------------
                                                                                          2,035
                                                                                 ---------------
      ELECTRONIC EQUIPMENT & INSTRUMENTS 0.6%
      Analogic                                                            4,100             184
      ------------------------------------------------------------------------------------------
      Anritsu (JPY)                                                       9,000              42
      ------------------------------------------------------------------------------------------
      Artesyn Technologies *                                              8,800              36
      ------------------------------------------------------------------------------------------
      Hitachi (JPY)                                                      33,000             140
      ------------------------------------------------------------------------------------------
      Hitachi Chemical (JPY)                                             11,500              95
      ------------------------------------------------------------------------------------------
      Hosiden (JPY)                                                       7,000              69
      ------------------------------------------------------------------------------------------
      KEMET *                                                            16,700             182
      ------------------------------------------------------------------------------------------
      Kyocera (JPY)                                                       2,600             173
      ------------------------------------------------------------------------------------------
      Littelfuse *                                                        9,400             182
      ------------------------------------------------------------------------------------------
      LSI Industries                                                      5,350              56
      ------------------------------------------------------------------------------------------
      Methode Electronics, Class A                                       11,300             112
      ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      Newport *[sec]                                                      4,000  $           58
      ------------------------------------------------------------------------------------------
      Nippon Electric Glass (JPY) [sec]                                  13,000             136
      ------------------------------------------------------------------------------------------
      Plexus *[sec]                                                      15,400             234
      ------------------------------------------------------------------------------------------
      Technitrol                                                          8,500             147
      ------------------------------------------------------------------------------------------
      Woodhead Industries                                                 8,100             100
      ------------------------------------------------------------------------------------------
                                                                                          1,946
                                                                                 ---------------
      INTERNET SOFTWARE & SERVICES 0.4%
      Digital Impact *                                                    5,400              11
      ------------------------------------------------------------------------------------------
      Expedia, Class A *[sec]                                               700              54
      ------------------------------------------------------------------------------------------
      Internet Security Systems *                                         8,100             203
      ------------------------------------------------------------------------------------------
      Keynote Systems *                                                   2,400              20
      ------------------------------------------------------------------------------------------
      MatrixOne *                                                        13,500              72
      ------------------------------------------------------------------------------------------
      Netegrity *                                                         8,000              31
      ------------------------------------------------------------------------------------------
      Register.com *                                                      2,200               9
      ------------------------------------------------------------------------------------------
      Stellent *[sec]                                                     3,000              15
      ------------------------------------------------------------------------------------------
      USA Interactive *                                                  22,600             628
      ------------------------------------------------------------------------------------------
      Webex Communications *[sec]                                           800              15
      ------------------------------------------------------------------------------------------
      Websense *                                                          3,500              94
      ------------------------------------------------------------------------------------------
      Yahoo! *                                                           20,800             380
      ------------------------------------------------------------------------------------------
                                                                                          1,532
                                                                                 ---------------
      IT CONSULTING & SERVICES 0.7%
      Accenture, Class A *                                               10,500             202
      ------------------------------------------------------------------------------------------
      Affiliated Computer Services, Class A *                            25,900           1,295
      ------------------------------------------------------------------------------------------
      Analysts International *                                            4,400              10
      ------------------------------------------------------------------------------------------
      CACI International, Class A *                                       6,800             259
      ------------------------------------------------------------------------------------------
      Cap Gemini (EUR)                                                    1,807              58
      ------------------------------------------------------------------------------------------
      ITOCHU (JPY)                                                        1,000              22
      ------------------------------------------------------------------------------------------
      ManTech International, Class A *                                    3,000              61
      ------------------------------------------------------------------------------------------
      MPS Group *                                                        18,900             113
      ------------------------------------------------------------------------------------------
      Renaissance Learning *[sec]                                         3,100              61
      ------------------------------------------------------------------------------------------
      SunGard Data Systems *                                              5,600             131
      ------------------------------------------------------------------------------------------
      Teleplan (EUR) *                                                      749               5
      ------------------------------------------------------------------------------------------
      Thiel Logistik (EUR) *                                              9,004              40
      ------------------------------------------------------------------------------------------
                                                                                          2,257
                                                                                 ---------------
      OFFICE ELECTRONICS 0.2%
      Canon (JPY)                                                        14,000             533
      ------------------------------------------------------------------------------------------
      Neopost (EUR)                                                       4,414             123
      ------------------------------------------------------------------------------------------
                                                                                            656
                                                                                 ---------------
      SEMICONDUCTOR EQUIPMENT & PRODUCTS 1.8%
      Agere Systems, Class A *[sec]                                       2,037               3
      ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      Agere Systems, Class B *                                           50,002  $           70
      ------------------------------------------------------------------------------------------
      Analog Devices *                                                   31,600             970
      ------------------------------------------------------------------------------------------
      Applied Materials *                                                20,200             344
      ------------------------------------------------------------------------------------------
      Applied Micro Circuits *                                              200               1
      ------------------------------------------------------------------------------------------
      ATMI *[sec]                                                         8,700             209
      ------------------------------------------------------------------------------------------
      Cabot Microelectronics *[sec]                                       3,200             193
      ------------------------------------------------------------------------------------------
      Entegris *[sec]                                                    13,100             139
      ------------------------------------------------------------------------------------------
      Exar *                                                              7,100             100
      ------------------------------------------------------------------------------------------
      Infineon Technologies (EUR)                                         8,262              84
      ------------------------------------------------------------------------------------------
      Intel                                                              22,600             472
      ------------------------------------------------------------------------------------------
      Jenoptik (EUR)                                                      9,073             102
      ------------------------------------------------------------------------------------------
      KLA Tencor *                                                        4,700             208
      ------------------------------------------------------------------------------------------
      Lattice Semiconductor *                                             1,400              14
      ------------------------------------------------------------------------------------------
      Maxim Integrated Products                                          33,900           1,427
      ------------------------------------------------------------------------------------------
      MKS Instruments *[sec]                                             11,400             217
      ------------------------------------------------------------------------------------------
      Mykrolis *                                                         11,400              95
      ------------------------------------------------------------------------------------------
      QLogic *[sec]                                                      10,200             443
      ------------------------------------------------------------------------------------------
      Rohm (JPY)                                                            900             126
      ------------------------------------------------------------------------------------------
      Samsung Electronics (KRW)                                             800             259
      ------------------------------------------------------------------------------------------
      Semtech *[sec]                                                     10,900             164
      ------------------------------------------------------------------------------------------
      Shinko Electric Industries (JPY) [sec]                              2,500              38
      ------------------------------------------------------------------------------------------
      Texas Instruments                                                  16,200             326
      ------------------------------------------------------------------------------------------
      Xilinx *                                                            1,600              39
      ------------------------------------------------------------------------------------------
                                                                                          6,043
                                                                                 ---------------
      SOFTWARE 1.9%
      Actuate *[sec]                                                      5,300              13
      ------------------------------------------------------------------------------------------
      Adobe Systems                                                       1,700              50
      ------------------------------------------------------------------------------------------
      Autonomy (GBP) *                                                    5,581              16
      ------------------------------------------------------------------------------------------
      Concord Communications *                                            1,900              23
      ------------------------------------------------------------------------------------------
      Electronic Arts *                                                   1,200              81
      ------------------------------------------------------------------------------------------
      Factset Research Systems [sec]                                      6,600             204
      ------------------------------------------------------------------------------------------
      FileNet *                                                             500               7
      ------------------------------------------------------------------------------------------
      Jack Henry & Associates                                            18,200             236
      ------------------------------------------------------------------------------------------
      Kronos *                                                            8,600             391
      ------------------------------------------------------------------------------------------
      Magma Design Automation *[sec]                                        700               8
      ------------------------------------------------------------------------------------------
      Mercury Interactive *                                               2,200              74
      ------------------------------------------------------------------------------------------
      Microsoft *                                                        62,700           3,625
      ------------------------------------------------------------------------------------------
      Midway Games *[sec]                                                15,200             110
      ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      Nec Soft (JPY)                                                      6,700  $          226
      ------------------------------------------------------------------------------------------
      NetIQ *                                                             1,564              27
      ------------------------------------------------------------------------------------------
      Progress Software *                                                 9,500             129
      ------------------------------------------------------------------------------------------
      Quest Software *[sec]                                               4,500              59
      ------------------------------------------------------------------------------------------
      Sage (GBP)                                                         49,921             122
      ------------------------------------------------------------------------------------------
      SAP (EUR)                                                           2,476             217
      ------------------------------------------------------------------------------------------
      Sonicwall *[sec]                                                    3,000              12
      ------------------------------------------------------------------------------------------
      SPSS *[sec]                                                         4,500              63
      ------------------------------------------------------------------------------------------
      Trend Micro (JPY) *                                                 4,500             103
      ------------------------------------------------------------------------------------------
      Verisity *[sec]                                                     1,900              39
      ------------------------------------------------------------------------------------------
      VERITAS Software *                                                 13,425             244
      ------------------------------------------------------------------------------------------
      Verity *                                                            7,600             105
      ------------------------------------------------------------------------------------------
      Wind River Systems *                                               11,700              71
      ------------------------------------------------------------------------------------------
                                                                                          6,255
                                                                                 ---------------
      Total Information Technology                                                       27,441
                                                                                 ---------------

      MATERIALS 6.2%

      CHEMICALS 3.6%
      Agrium                                                            125,000           1,407
      ------------------------------------------------------------------------------------------
      Airgas *                                                           17,900             301
      ------------------------------------------------------------------------------------------
      Arch Chemicals                                                      9,600             196
      ------------------------------------------------------------------------------------------
      BASF (EUR)                                                         13,435             516
      ------------------------------------------------------------------------------------------
      Degussa (EUR) [sec]                                                19,894             510
      ------------------------------------------------------------------------------------------
      Dow Chemical                                                       66,700           2,128
      ------------------------------------------------------------------------------------------
      DuPont                                                             21,561             962
      ------------------------------------------------------------------------------------------
      Ferro                                                               2,800              67
      ------------------------------------------------------------------------------------------
      Great Lakes Chemical                                               33,940             852
      ------------------------------------------------------------------------------------------
      Hercules *                                                         83,500             787
      ------------------------------------------------------------------------------------------
      IMC Global                                                         19,900             260
      ------------------------------------------------------------------------------------------
      International Flavors & Fragrances                                 46,000           1,519
      ------------------------------------------------------------------------------------------
      Kaneka (JPY)                                                       28,000             156
      ------------------------------------------------------------------------------------------
      MacDermid [sec]                                                     1,800              40
      ------------------------------------------------------------------------------------------
      Material Sciences *[sec]                                            6,200              87
      ------------------------------------------------------------------------------------------
      Minerals Technologies                                               8,400             362
      ------------------------------------------------------------------------------------------
      Potash Corp./Saskatchewan                                          15,000             999
      ------------------------------------------------------------------------------------------
      Scotts, Class A *                                                   7,500             368
      ------------------------------------------------------------------------------------------
      Shin-Etsu Chemical (JPY)                                           17,900             636
      ------------------------------------------------------------------------------------------
                                                                                         12,153
                                                                                 ---------------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      CONSTRUCTION MATERIALS 0.4%
      Aggregate Indiana (GBP)                                           197,414  $          244
      ------------------------------------------------------------------------------------------
      Boral (AUD)                                                       115,641             272
      ------------------------------------------------------------------------------------------
      Cemex Participating Certificates
          (Represents 2 Series A and 1 Series B shares) (MXN)            76,551             357
      ------------------------------------------------------------------------------------------
      HeidelbergCement (EUR)                                              3,665             133
      ------------------------------------------------------------------------------------------
      Italcementi (EUR) [sec]                                            12,389             121
      ------------------------------------------------------------------------------------------
      RMC (GBP) *                                                        35,890             235
      ------------------------------------------------------------------------------------------
                                                                                          1,362
                                                                                 ---------------
      CONTAINERS & PACKAGING 0.0%
      Constar International *[sec]                                        2,100              26
      ------------------------------------------------------------------------------------------
      Smurfit-Stone Container *                                           2,500              36
      ------------------------------------------------------------------------------------------
                                                                                             62
                                                                                 ---------------
      METALS & MINING 1.5%
      Alcoa                                                              43,864           1,121
      ------------------------------------------------------------------------------------------
      Anglo American (GBP)                                               17,452             246
      ------------------------------------------------------------------------------------------
      Companhia Vale do Rio Doce ADR
          (1 ADR represents 1 preferred A share)                         11,400             287
      ------------------------------------------------------------------------------------------
      Gibraltar Steel                                                     1,700              33
      ------------------------------------------------------------------------------------------
      Lihir Gold (AUD) *                                                102,240              65
      ------------------------------------------------------------------------------------------
      Newmont Mining                                                      1,472              34
      ------------------------------------------------------------------------------------------
      NN, Inc.                                                            4,400              44
      ------------------------------------------------------------------------------------------
      Nucor                                                                 700              35
      ------------------------------------------------------------------------------------------
      Phelps Dodge                                                       62,700           1,970
      ------------------------------------------------------------------------------------------
      Rio Tinto (AUD)                                                    41,453             805
      ------------------------------------------------------------------------------------------
      SSAB Svenskt Stal, Series A (SEK)                                  21,640             252
      ------------------------------------------------------------------------------------------
                                                                                          4,892
                                                                                 ---------------
      PAPER & FOREST PRODUCTS 0.7%
      Buckeye Technologies *                                             13,400              90
      ------------------------------------------------------------------------------------------
      MeadWestvaco                                                       35,000             876
      ------------------------------------------------------------------------------------------
      Potlatch [sec]                                                        500              14
      ------------------------------------------------------------------------------------------
      Svenska Cellulosa, Series B (SEK)                                   9,222             319
      ------------------------------------------------------------------------------------------
      Weyerhaeuser                                                       18,700             984
      ------------------------------------------------------------------------------------------
                                                                                          2,283
                                                                                 ---------------
      Total Materials                                                                    20,752
                                                                                 ---------------

      TELECOMMUNICATION SERVICES 3.4%

      DIVERSIFIED TELECOMMUNICATION SERVICES 1.6%
      AT&T                                                               21,794             611
      ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      BT Group (GBP)                                                     76,244  $          249
      ------------------------------------------------------------------------------------------
      Carso Global Telecom (MXN) *                                      144,000             161
      ------------------------------------------------------------------------------------------
      Hellenic Telecommunications Organization (EUR)                      7,770              85
      ------------------------------------------------------------------------------------------
      Portugal Telecom (EUR)                                             24,895             168
      ------------------------------------------------------------------------------------------
      Royal KPN (EUR)                                                    53,113             352
      ------------------------------------------------------------------------------------------
      SBC Communications                                                 36,100           1,029
      ------------------------------------------------------------------------------------------
      Sprint                                                             98,700           1,439
      ------------------------------------------------------------------------------------------
      Tele2, Series B (SEK) *[sec]                                        9,359             245
      ------------------------------------------------------------------------------------------
      Telecom Italia (Ordinary shares) (EUR) [sec]                       52,151             426
      ------------------------------------------------------------------------------------------
      Telmex ADR, Series L [sec]                                         12,900             416
      ------------------------------------------------------------------------------------------
      Telstra (AUD)                                                      45,264             116
      ------------------------------------------------------------------------------------------
                                                                                          5,297
                                                                                 ---------------
      WIRELESS TELECOMMUNICATION SERVICES 1.8%
      America Movil ADR, Series L [sec]                                  21,300             323
      ------------------------------------------------------------------------------------------
      Bouygues (EUR)                                                      7,295             216
      ------------------------------------------------------------------------------------------
      China Mobile (Hong Kong) (HKD) *                                   37,000              98
      ------------------------------------------------------------------------------------------
      Debitel (EUR)                                                       5,982              50
      ------------------------------------------------------------------------------------------
      KDDI (JPY)                                                            125             411
      ------------------------------------------------------------------------------------------
      Nextel Communications, Class A *                                   35,200             484
      ------------------------------------------------------------------------------------------
      NTT DoCoMo (JPY)                                                      112             226
      ------------------------------------------------------------------------------------------
      SK Telecom ADR                                                     10,530             237
      ------------------------------------------------------------------------------------------
      Telecom Italia Mobile (EUR) [sec]                                 103,121             532
      ------------------------------------------------------------------------------------------
      Vodafone (GBP)                                                    193,460             367
      ------------------------------------------------------------------------------------------
      Vodafone ADR [sec]                                                166,200           3,116
      ------------------------------------------------------------------------------------------
      Vodafone Telecel (EUR)                                             17,286             147
      ------------------------------------------------------------------------------------------
      Western Wireless, Class A *[sec]                                    3,000              20
      ------------------------------------------------------------------------------------------
                                                                                          6,227
                                                                                 ---------------
      Total Telecommunication Services                                                   11,524
                                                                                 ---------------

      UTILITIES 2.1%

      ELECTRIC UTILITIES 1.8%
      Chubu Electric (JPY)                                               19,000             321
      ------------------------------------------------------------------------------------------
      Cleco                                                              10,400             141
      ------------------------------------------------------------------------------------------
      Constellation Energy Group                                         30,000             791
      ------------------------------------------------------------------------------------------
      E.On (EUR)                                                         17,639             753
      ------------------------------------------------------------------------------------------
      Electrobras ADR                                                    30,200              81
      ------------------------------------------------------------------------------------------
      Exelon                                                             21,325           1,070
      ------------------------------------------------------------------------------------------
      FirstEnergy                                                        23,819             755
      ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      Hokuriku Electric Power (JPY)                                      13,500  $          169
      ------------------------------------------------------------------------------------------
      Hong Kong Electric (HKD)                                           56,000             219
      ------------------------------------------------------------------------------------------
      Iberdrola (EUR)                                                    44,983             582
      ------------------------------------------------------------------------------------------
      MVV Energie (EUR)                                                   5,837              83
      ------------------------------------------------------------------------------------------
      TXU                                                                64,900           1,001
      ------------------------------------------------------------------------------------------
      Unisource Energy [sec]                                              2,900              48
      ------------------------------------------------------------------------------------------
                                                                                          6,014
                                                                                 ---------------
      GAS UTILITIES 0.3%
      Australian Gas Light (AUD)                                         54,566             312
      ------------------------------------------------------------------------------------------
      Centrica (GBP)                                                    194,334             511
      ------------------------------------------------------------------------------------------
      Tokyo Gas (JPY)                                                    46,000             137
      ------------------------------------------------------------------------------------------
                                                                                            960
                                                                                 ---------------
      WATER UTILITIES 0.0%
      Severn Trent (GBP)                                                 29,014             280
      ------------------------------------------------------------------------------------------
                                                                                            280
                                                                                 ---------------
      Total Utilities                                                                     7,254
                                                                                 ---------------
      Total Common Stocks and Warrants (Cost $297,480)                                  285,609
                                                                                 ---------------

      PREFERRED STOCKS  0.0%

      Anvil Holdings, Series B, PIK *                                       794              17
      ------------------------------------------------------------------------------------------
      CSC Holdings, Series M, PIK                                           550              48
      ------------------------------------------------------------------------------------------
      Granite Broadcasting, PIK *                                            25              14
      ------------------------------------------------------------------------------------------
      Sinclair Capital, PIK                                                 125              13
      ------------------------------------------------------------------------------------------
      Total Preferred Stocks (Cost $95)                                                      92
                                                                                 ---------------

      CONVERTIBLE BONDS 0.0%

      Solectron, LYONs, 11/20/20                                         75,000              38
      ------------------------------------------------------------------------------------------
      Total Convertible Bonds (Cost $37)                                                     38
                                                                                 ---------------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      ASSET-BACKED SECURITIES 0.8%

      Capital Auto Receivables Asset Trust
          Series 2002-2, Class CERT, 4.18%, 10/15/07                    350,000  $          358
      ------------------------------------------------------------------------------------------
      Chase Manhattan Auto Owner Trust
          Series 2001-B, Class CTFS, 3.75%, 5/15/08                     118,000             120
      ------------------------------------------------------------------------------------------
      CIT RV Trust, Series 1998-A, Class A4, 6.09%, 2/15/12             584,757             602
      ------------------------------------------------------------------------------------------
      Citibank Credit Card Issuance Trust
          Series 2000-C1, Class C1, 7.45%, 9/15/07                      200,000             217
      ------------------------------------------------------------------------------------------
      Federal Home Loan Mortgage, CMO, 6.502%, 11/25/30                 300,000             314
      ------------------------------------------------------------------------------------------
      Harley Davidson Motorcycle Trust
          Series 2002-1, Class B, 4.36%, 1/15/10                        184,789             189
      ------------------------------------------------------------------------------------------
      MBNA Master Credit Card Trust II
          Series 2000-D, Class C, 8.40%, 9/15/09                        250,000             278
      ------------------------------------------------------------------------------------------
      Reliant Energy Transition Bond
           Series 2001-1, Class A4, 5.63%, 9/15/15                      175,000             182
      ------------------------------------------------------------------------------------------
      Salomon Smith Barney RV Trust
          Series 2001-1, Class A3, 4.74%, 2/15/13                       225,000             232
      ------------------------------------------------------------------------------------------
      Toyota Auto Receivables Owner Trust
          Series 2000-B, Class A4, 6.80%, 4/15/07                       400,000             420
      ------------------------------------------------------------------------------------------
      Total Asset-Backed Securities (Cost $2,805)                                         2,912
                                                                                 ---------------

      CORPORATE BONDS 6.8%

      ABN Amro Bank, Sr. Sub. Notes, 7.125%, 6/18/07                     70,000              78
      ------------------------------------------------------------------------------------------
      Acme Television, Sr. Notes, STEP, 10.875%, 9/30/04                 25,000              25
      ------------------------------------------------------------------------------------------
      Actuant Corporation, Sr. Sub. Notes, 13.00%, 5/1/09                90,000             106
      ------------------------------------------------------------------------------------------
      AEP Industries, Sr. Sub. Notes, 144A, 9.875%, 11/15/07             25,000              24
      ------------------------------------------------------------------------------------------
      AGCO, Sr. Notes, 9.50%, 5/1/08 [double dagger]                     25,000              27
      ------------------------------------------------------------------------------------------
      Agrilink Foods, Sr. Sub. Notes, 11.875%, 11/1/08                   50,000              53
      ------------------------------------------------------------------------------------------
      AIG Sunamerica Global Financing XII
          Sr. Notes, 144A, 5.30%, 5/30/07                               150,000             155
      ------------------------------------------------------------------------------------------
      Ainsworth Lumber
          Sr. Notes
              12.50%, 7/15/07                                            25,000              26
              ----------------------------------------------------------------------------------
              13.875%, 7/15/07                                           75,000              79
      ------------------------------------------------------------------------------------------
      Alaris Medical Systems, Sr. Sub. Notes, 9.75%, 12/1/06             25,000              26
      ------------------------------------------------------------------------------------------
      Alaska Communications Systems
          Sr. Sub. Notes, 9.375%, 5/15/09                               150,000             108
      ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      Alcan Aluminum, Sr. Notes, 4.875%, 9/15/12                         95,000  $           94
      ------------------------------------------------------------------------------------------
      Alcoa, Sr. Notes, 5.375%, 1/15/13                                  65,000              67
      ------------------------------------------------------------------------------------------
      Allegheny Energy Supply, Sr. Notes, 144A, 8.25%, 4/15/12          245,000             120
      ------------------------------------------------------------------------------------------
      Allied Waste Industries, Sr. Notes, 7.875%, 1/1/09                 25,000              25
      ------------------------------------------------------------------------------------------
      AMC Entertainment, Sr. Sub. Notes, 9.875%, 2/1/12                  25,000              25
      ------------------------------------------------------------------------------------------
      American Achievment, Sr. Notes, 11.625%, 1/1/07                    25,000              27
      ------------------------------------------------------------------------------------------
      American Builders & Contractors Supply
          Series B, Sr. Sub. Notes
             10.625%, 5/15/07                                           100,000             105
      ------------------------------------------------------------------------------------------
      American Standard, Sr. Notes, 7.625%, 2/15/10                      50,000              53
      ------------------------------------------------------------------------------------------
      Amerigas Partners
          Sr. Notes, 8.875%, 5/20/11                                    100,000             104
          --------------------------------------------------------------------------------------
          Series C, Sr. Notes, 144A, 8.875%, 5/20/11                     25,000              26
      ------------------------------------------------------------------------------------------
      AmerisourceBergen, Sr. Notes, 8.125%, 9/1/08                       75,000              81
      ------------------------------------------------------------------------------------------
      Ameristar Casinos, Sr. Sub. Notes, 10.75%, 2/15/09                100,000             110
      ------------------------------------------------------------------------------------------
      AMF Bowling Worldwide, Sr. Sub. Notes, 13.00%, 2/28/08             25,000              26
      ------------------------------------------------------------------------------------------
      Anadarko Petroleum, Sr. Notes, 5.00%, 10/1/12                      80,000              79
      ------------------------------------------------------------------------------------------
      Anteon, Sr. Sub. Notes, 12.00%, 5/15/09                            38,000              41
      ------------------------------------------------------------------------------------------
      Anvil Knitwear, Sr. Notes, 10.875%, 3/15/07                        25,000              25
      ------------------------------------------------------------------------------------------
      AOL Time Warner, Sr. Notes, 7.625%, 4/15/31                       110,000             108
      ------------------------------------------------------------------------------------------
      Appalachian Power Company
          Series E, Sr. Notes, 4.80%, 6/15/05                           200,000             199
      ------------------------------------------------------------------------------------------
      Argosy Gaming, Sr. Sub. Notes, 10.75%, 6/1/09                     175,000             193
      ------------------------------------------------------------------------------------------
      Arvin Industries, Sr. Notes, 7.125%, 3/15/09                       50,000              49
      ------------------------------------------------------------------------------------------
      ASAT Finance, Sr. Notes, 12.50%, 11/1/06                           48,750              37
      ------------------------------------------------------------------------------------------
      Associated Materials, Sr. Sub. Notes, 144A, 9.75%, 4/15/12         75,000              79
      ------------------------------------------------------------------------------------------
      AT&T, Sr. Notes, STEP, 8.00%, 11/15/31                            145,000             146
      ------------------------------------------------------------------------------------------
      AT&T Wireless
          Sr. Notes
              7.875%, 3/1/11                                             25,000              24
              ----------------------------------------------------------------------------------
              8.125%, 5/1/12                                             25,000              24
      ------------------------------------------------------------------------------------------
      Avecia Group, Sr. Notes, 11.00%, 7/1/09                            75,000              64
      ------------------------------------------------------------------------------------------
      Avis Group, Sr. Sub. Notes, 11.00%, 5/1/09                         25,000              27
      ------------------------------------------------------------------------------------------
      B&G Foods, Sr. Sub. Notes, 9.625%, 8/1/07                          50,000              51
      ------------------------------------------------------------------------------------------
      Baker Hughes, Sr. Notes, 6.875%, 1/15/29                          110,000             117
      ------------------------------------------------------------------------------------------
      Bally Total Fitness Holdings
          Sr. Sub. Notes, 9.875%, 10/15/07                               50,000              46
      ------------------------------------------------------------------------------------------
      Bank of America, Sr. Notes, 4.875%, 9/15/12                       110,000             108
      ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      BB&T
          Sr. Sub. Notes
              4.75%, 10/1/12                                             70,000  $           68
              ----------------------------------------------------------------------------------
              6.50%, 8/1/11                                              35,000              39
      ------------------------------------------------------------------------------------------
      Beazer Homes, Sr. Notes, 8.375%, 4/15/12                           25,000              26
      ------------------------------------------------------------------------------------------
      Bethlehem Steel, Sr. Notes, 10.375%, 9/1/03                        50,000               3
      ------------------------------------------------------------------------------------------
      Better Minerals & Aggregates
          Sr. Sub. Notes, 13.00%, 9/15/09                                25,000              14
      ------------------------------------------------------------------------------------------
      Boeing Capital, Sr. Notes, 5.75%, 2/15/07                          75,000              78
      ------------------------------------------------------------------------------------------
      Bottling Group, Sr. Notes, 144A, 4.625%, 11/15/12                  80,000              78
      ------------------------------------------------------------------------------------------
      Burns Philip Capital Property
          Sr. Sub. Notes, 144A, 9.75%, 7/15/12                          100,000             101
      ------------------------------------------------------------------------------------------
      BWAY
          Sr. Sub. Notes
          144A, 10.00%, 10/15/10                                         50,000              52
          --------------------------------------------------------------------------------------
              10.25%, 4/15/07                                            50,000              52
      ------------------------------------------------------------------------------------------
      Canadian Natural Resources, Sr. Notes, 7.20%, 1/15/32             150,000             162
      ------------------------------------------------------------------------------------------
      Canwest Media, Sr. Sub. Notes, 10.625%, 5/15/11                    50,000              53
      ------------------------------------------------------------------------------------------
      CE Electric UK Funding, Sr. Notes, 144A, 6.853%, 12/30/04          90,000              92
      ------------------------------------------------------------------------------------------
      Chancellor Media, Sr. Sub. Notes, 8.125%, 12/15/07                 25,000              26
      ------------------------------------------------------------------------------------------
      Chesapeake Energy Corporation, Sr. Notes, 9.00%, 8/15/12           50,000              53
      ------------------------------------------------------------------------------------------
      Chevron Phillips Chemical, Sr. Notes, 5.375%, 6/15/07             185,000             191
      ------------------------------------------------------------------------------------------
      Chumash Casino & Resort, Sr. Notes, 144A, 9.00%, 7/15/10           50,000              53
      ------------------------------------------------------------------------------------------
      Cincinnati Gas & Electric, Sr. Notes, 5.70%, 9/15/12               75,000              75
      ------------------------------------------------------------------------------------------
      Cinemark USA, Series B, Sr. Sub. Notes, 8.50%, 8/1/08              50,000              48
      ------------------------------------------------------------------------------------------
      CIT Group
          Sr. Notes
              7.125%, 10/15/04                                           40,000              41
              ----------------------------------------------------------------------------------
              7.75%, 4/2/12                                             100,000             107
      ------------------------------------------------------------------------------------------
      Clear Channel Communications, Sr. Notes, 7.875%, 6/15/05          215,000             231
      ------------------------------------------------------------------------------------------
      Coaxial, Sr. Notes, STEP, 0%, 8/15/08                             175,000             119
      ------------------------------------------------------------------------------------------
      Coca Cola Enterprises, Sr. Notes, 6.125%, 8/15/11                  80,000              87
      ------------------------------------------------------------------------------------------
      Coinmach, Sr. Notes, 9.00%, 2/1/10                                 50,000              53
      ------------------------------------------------------------------------------------------
      Collins & Aikman Floorcovering
          Sr. Sub. Notes, 9.75%, 2/15/10                                 50,000              51
      ------------------------------------------------------------------------------------------
      Compass Minerals Group, Sr. Sub. Notes, 10.00%, 8/15/11            25,000              27
      ------------------------------------------------------------------------------------------
      Conmed, Sr. Sub. Notes, 9.00%, 3/15/08                            125,000             130
      ------------------------------------------------------------------------------------------
      ConocoPhillips, Sr. Notes, 144A, 5.90%, 10/15/32                   75,000              72
      ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      Constar International, Sr. Sub. Notes, 11.00%, 12/1/12             25,000  $           25
      ------------------------------------------------------------------------------------------
      Constellation Energy Group, Sr. Notes, 6.35%, 4/1/07              120,000             125
      ------------------------------------------------------------------------------------------
      Consumers Energy Group, 1st Mtg., 6.00%, 3/15/05                  160,000             159
      ------------------------------------------------------------------------------------------
      Countrywide Home Loans, Sr. Notes, 5.50%, 2/1/07                  225,000             233
      ------------------------------------------------------------------------------------------
      Courtyard by Marriott, Sr. Notes, 10.75%, 2/1/08                  100,000             102
      ------------------------------------------------------------------------------------------
      Cox Communications
          Sr. Notes
              6.75%, 3/15/11                                             75,000              77
              ----------------------------------------------------------------------------------
              7.875%, 8/15/09                                           125,000             136
      ------------------------------------------------------------------------------------------
      Credit Suisse First Boston (USA), Sr. Notes, 6.50%, 1/15/12       115,000             119
      ------------------------------------------------------------------------------------------
      CSC Holdings, Sr. Notes, 7.875%, 12/15/07                         100,000              94
      ------------------------------------------------------------------------------------------
      CSK Auto, Sr. Notes, 12.00%, 6/15/06                               50,000              53
      ------------------------------------------------------------------------------------------
      Cummins Engine, Sr. Sub. Notes, 144A, 9.50%, 12/1/10               50,000              52
      ------------------------------------------------------------------------------------------
      DaimlerChrysler, Sr. Notes, 7.30%, 1/15/12                         80,000              87
      ------------------------------------------------------------------------------------------
      Dan River, Sr. Sub. Notes, 10.125%, 12/15/03                       50,000              38
      ------------------------------------------------------------------------------------------
      Dana, Sr. Notes, 9.00%, 8/15/11                                    25,000              25
      ------------------------------------------------------------------------------------------
      Dex Media East
          Sr. Notes, 9.875%, 11/15/09                                    25,000              27
          --------------------------------------------------------------------------------------
          Sr. Sub. Notes, 144A, 12.125%, 11/15/12                        75,000              81
      ------------------------------------------------------------------------------------------
      Diageo, Sr. Notes, 3.50%, 11/19/07                                 90,000              88
      ------------------------------------------------------------------------------------------
      Dime Capital Trust I, Jr. Sub. Notes, 9.33%, 5/6/27                50,000              53
      ------------------------------------------------------------------------------------------
      Dimon, Sr. Notes, 9.625%, 10/15/11                                 75,000              79
      ------------------------------------------------------------------------------------------
      Dyersburg, Series B, Sr. Sub. Notes, 9.75%, 9/1/07*                50,000               0
      ------------------------------------------------------------------------------------------
      Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07                             25,000              26
      ------------------------------------------------------------------------------------------
      Earle M. Jorgensen, Sr. Notes, 9.75%, 6/1/12                      100,000             100
      ------------------------------------------------------------------------------------------
      Echostar DBS
          Sr. Notes
              9.125%, 1/15/09                                            75,000              76
              ----------------------------------------------------------------------------------
              9.375%, 2/1/09                                             50,000              52
      ------------------------------------------------------------------------------------------
      Encore Acquisition, Sr. Sub. Notes, 144A, 8.375%, 6/15/12          25,000              26
      ------------------------------------------------------------------------------------------
      Entergy Gulf States, 1st Mtg., 144A, 5.20%, 12/3/07                80,000              78
      ------------------------------------------------------------------------------------------
      Fairchild Semiconductor, Sr. Sub. Notes, 10.50%, 2/1/09           100,000             110
      ------------------------------------------------------------------------------------------
      Federal Republic of Germany, 5.00%, 5/20/05 (EUR)                 525,000             542
      ------------------------------------------------------------------------------------------
      Ferrellgas Partners, Sr. Notes, 8.75%, 6/15/12                     75,000              78
      ------------------------------------------------------------------------------------------
      FirstEnergy, Sr. Notes, 7.375%, 11/15/31                          115,000             111
      ------------------------------------------------------------------------------------------
      Fisher Scientific International, Sr. Sub. Notes, 8.125%, 5/1/12    25,000              26
      ------------------------------------------------------------------------------------------
      Flextronics, Sr. Sub. Notes, 9.875%, 7/1/10                        50,000              55
      ------------------------------------------------------------------------------------------
      Foodmaker, Sr. Notes, 9.75%, 11/1/03                              100,000             100
      ------------------------------------------------------------------------------------------
      Ford Motor, Sr. Notes, 7.45%, 7/16/31                             425,000             362
      ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                                    SHARES/PAR            VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      Four M, Sr. Notes, 12.00%, 6/1/06                                100,000    $         104
      ------------------------------------------------------------------------------------------
      Fresenius Medical Capital Trust II, 7.875%, 2/1/08                75,000               72
      ------------------------------------------------------------------------------------------
      Gap, Sr. Notes, STEP, 10.55%, 12/15/08                           100,000              109
      ------------------------------------------------------------------------------------------
      General Electric Capital Corp., MTN, 6.00%, 6/15/12               90,000               94
      ------------------------------------------------------------------------------------------
      General Motors Acceptance Corp., Sr. Notes, 6.125%, 8/28/07      220,000              218
      ------------------------------------------------------------------------------------------
      Geophysique, Sr. Notes, 10.625%, 11/15/07                         75,000               65
      ------------------------------------------------------------------------------------------
      Global Imaging Systems, Sr. Sub. Notes, 10.75%, 2/15/07           75,000               75
      ------------------------------------------------------------------------------------------
      Golden State, Sr. Notes, 7.125%, 8/1/05                          100,000              110
      ------------------------------------------------------------------------------------------
      Government of Canada, 3.50%, 6/1/04 (CAD)                      1,920,000            1,231
      ------------------------------------------------------------------------------------------
      Granite Broadcasting, Sr. Sub. Notes, 10.375%, 5/15/05            25,000               21
      ------------------------------------------------------------------------------------------
      Gray Communications, Sr. Sub. Notes, 9.25%, 12/15/11              50,000               54
      ------------------------------------------------------------------------------------------
      Greif Brothers, Sr. Sub. Notes, 144A, 8.875%, 8/1/12              25,000               26
      ------------------------------------------------------------------------------------------
      Hanover Equipment Trust
          Sr. Notes, 144A
              8.50%, 9/1/08                                             25,000               24
              ----------------------------------------------------------------------------------
              8.75%, 9/1/11                                             50,000               48
      ------------------------------------------------------------------------------------------
      Hard Rock Hotel, Sr. Sub. Notes, 9.25%, 4/1/05                    25,000               25
      ------------------------------------------------------------------------------------------
      Hartford Life, Sr. Notes, 6.90%, 6/15/04                         250,000              262
      ------------------------------------------------------------------------------------------
      Hasbro, Sr. Notes, 8.50%, 3/15/06                                100,000              102
      ------------------------------------------------------------------------------------------
      Hercules, Sr. Notes, 11.125%, 11/15/07                           125,000              138
      ------------------------------------------------------------------------------------------
      Hilton Hotels, Sr. Notes, 7.625%, 12/1/12                         25,000               25
      ------------------------------------------------------------------------------------------
      Hockey Company, Sr. Notes, 11.25%, 4/15/09                        25,000               25
      ------------------------------------------------------------------------------------------
      Hollywood Casino, 1st Mtg., 11.25%, 5/1/07                        50,000               54
      ------------------------------------------------------------------------------------------
      Hollywood Park, Sr. Sub. Notes, 9.25%, 2/15/07                   100,000               85
      ------------------------------------------------------------------------------------------
      Host Marriott, Series I, Sr. Notes, 9.50%, 1/15/07                50,000               52
      ------------------------------------------------------------------------------------------
      Huntsman ICI Chemicals, Sr. Sub. Notes, 10.125%, 7/1/09           75,000               67
      ------------------------------------------------------------------------------------------
      Huntsman International, Sr. Notes, 9.875%, 3/1/09                 50,000               52
      ------------------------------------------------------------------------------------------
      IBM, Sr. Notes, 4.25%, 9/15/09                                    95,000               93
      ------------------------------------------------------------------------------------------
      IESI, Sr. Sub. Notes, 144A, 10.25%, 6/15/12                       25,000               25
      ------------------------------------------------------------------------------------------
      Inco Limited, Sr. Notes, 7.75%, 5/15/12                           45,000               49
      ------------------------------------------------------------------------------------------
      Insight Communications, Sr. Notes, STEP, 0%, 2/15/11             225,000              106
      ------------------------------------------------------------------------------------------
      Insight Health Services, Sr. Sub. Notes, 9.875%, 11/1/11          25,000               25
      ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                                    SHARES/PAR            VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      Inter American Develop Bank
          MTN, 5.00%, 11/15/06 (AUD)                                 1,300,000    $         718
      ------------------------------------------------------------------------------------------
      Interface, Sr. Notes, 10.375%, 2/1/10                             50,000               50
      ------------------------------------------------------------------------------------------
      International Game Technology, Sr. Notes, 8.375%, 5/15/09         75,000               83
      ------------------------------------------------------------------------------------------
      International Lease Finance, Sr. Notes, 6.375%, 3/15/09          150,000              155
      ------------------------------------------------------------------------------------------
      International Wire Group, Sr. Notes, 11.75%, 6/1/05              100,000               63
      ------------------------------------------------------------------------------------------
      IPC Acquisition, Sr. Sub. Notes, 11.50%, 12/15/09                 50,000               42
      ------------------------------------------------------------------------------------------
      Iron Mountain, Sr. Sub. Notes, 8.25%, 7/1/11                      25,000               26
      ------------------------------------------------------------------------------------------
      John Q. Hammons Hotels, Series B, 1st Mtg., 8.875%, 5/15/12       50,000               51
      ------------------------------------------------------------------------------------------
      Jostens, Sr. Sub. Notes, 12.75%, 5/1/10                          100,000              114
      ------------------------------------------------------------------------------------------
      Joy Global, Sr. Sub. Notes, 8.75%, 3/15/12                        50,000               51
      ------------------------------------------------------------------------------------------
      Kellogg, Series B, Sr. Notes, 6.60%, 4/1/11                       75,000               83
      ------------------------------------------------------------------------------------------
      Kinder Morgan, Sr. Notes, 6.50%, 9/1/12                           90,000               93
      ------------------------------------------------------------------------------------------
      Kinetic Concepts, Sr. Sub. Notes, 9.625%, 11/1/07                 50,000               52
      ------------------------------------------------------------------------------------------
      Koppers, Sr. Sub. Notes, 9.875%, 12/1/07                          75,000               71
      ------------------------------------------------------------------------------------------
      Kraft Foods, Sr. Notes, 6.25%, 6/1/12                            185,000              202
      ------------------------------------------------------------------------------------------
      Kroger, Sr. Notes, 6.20%, 6/15/12                                 95,000               98
      ------------------------------------------------------------------------------------------
      Kronos, Sr. Notes, 8.875%, 6/30/09 (EUR)                          25,000               25
      ------------------------------------------------------------------------------------------
      La Quinta Inns, Sr. Notes, 7.25%, 3/15/04                        100,000              100
      ------------------------------------------------------------------------------------------
      Lamar Media, Sr. Sub. Notes, 8.625%, 9/15/07                      50,000               52
      ------------------------------------------------------------------------------------------
      Lear, Sr. Notes, 7.96%, 5/15/05                                   50,000               52
      ------------------------------------------------------------------------------------------
      Lennar, Series B, Sr. Notes, 9.95%, 5/1/10                       125,000              139
      ------------------------------------------------------------------------------------------
      Levi Strauss & Company
          Sr. Notes
              11.625%, 1/15/08                                          25,000               25
              ----------------------------------------------------------------------------------
          144A, 12.25%, 12/15/12                                        25,000               25
      ------------------------------------------------------------------------------------------
      LIN Holdings, Sr. Notes, STEP, 0%, 3/1/08                         75,000               77
      ------------------------------------------------------------------------------------------
      Longview Fibre, Sr. Sub. Notes, 10.00%, 1/15/09                  125,000              132
      ------------------------------------------------------------------------------------------
      Lowes, Sr. Notes, 6.50%, 3/15/29                                  70,000               71
      ------------------------------------------------------------------------------------------
      Luigino's, Sr. Sub. Notes, 10.00%, 2/1/06                         50,000               50
      ------------------------------------------------------------------------------------------
      Luscar Coal, Sr. Notes, 9.75%, 10/15/11                           50,000               53
      ------------------------------------------------------------------------------------------
      Lyondell Chemical, Sr. Notes, 9.50%, 12/15/08                     25,000               25
      ------------------------------------------------------------------------------------------
      MacDermid, Sr. Sub. Notes, 9.125%, 7/15/11                        75,000               79
      ------------------------------------------------------------------------------------------
      Magnum Hunter Resources
          Sr. Notes
              9.60%, 3/15/12                                            25,000               27
              ----------------------------------------------------------------------------------
              10.00%, 6/1/07                                            25,000               26
      ------------------------------------------------------------------------------------------
      Manitowoc, Sr. Sub. Notes, 144A, 10.50%, 8/1/12                   25,000               26
      ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      Masco, Sr. Notes, 5.875%, 7/15/12                                 140,000   $         144
      ------------------------------------------------------------------------------------------
      McCormick, Sr. Notes, 6.40%, 2/1/06                               200,000             212
      ------------------------------------------------------------------------------------------
      MDP Acquisitions, Sr. Notes, 144A, 9.625%, 10/1/12                 25,000              26
      ------------------------------------------------------------------------------------------
      Mediacom / Mediacom Capital, Sr. Notes, 9.50%, 1/15/13             25,000              22
      ------------------------------------------------------------------------------------------
      Mediacom Broadband, Sr. Notes, 11.00%, 7/15/13                     50,000              51
      ------------------------------------------------------------------------------------------
      Mikohn Gaming, Sr. Notes, 11.875%, 8/15/08                         25,000              19
      ------------------------------------------------------------------------------------------
      Morgan Stanley, Sr. Notes, 6.60%, 4/1/12                           90,000              97
      ------------------------------------------------------------------------------------------
      Motors & Gears, Sr. Notes, 10.75%, 11/15/06                        25,000              23
      ------------------------------------------------------------------------------------------
      MSX International, Sr. Sub. Notes, 11.375%, 1/15/08                50,000              23
      ------------------------------------------------------------------------------------------
      National Waterworks, Sr. Sub. Notes, 144A, 10.50%, 12/1/12         25,000              26
      ------------------------------------------------------------------------------------------
      Nationwide Financial Services, Sr. Notes, 5.90%, 7/1/12           170,000             166
      ------------------------------------------------------------------------------------------
      Navistar International, Series B, Sr. Notes, 9.375%, 6/1/06        25,000              24
      ------------------------------------------------------------------------------------------
      News America Holdings, Sr. Notes, 8.50%, 2/15/05                   90,000              97
      ------------------------------------------------------------------------------------------
      Nextel Communications
          Sr. Notes
              9.375%, 11/15/09                                           25,000              23
              ----------------------------------------------------------------------------------
          STEP, 0%, 2/15/08                                              25,000              23
          --------------------------------------------------------------------------------------
          STEP, 10.65%, 9/15/07                                          75,000              74
      ------------------------------------------------------------------------------------------
      Nextel Partners, Sr. Notes, 12.50%, 11/15/09                       25,000              23
      ------------------------------------------------------------------------------------------
      NiSource Finance, Sr. Notes, 7.625%, 11/15/05                     200,000             208
      ------------------------------------------------------------------------------------------
      Noram Energy, Sr. Notes, 6.50%, 2/1/08                             35,000              27
      ------------------------------------------------------------------------------------------
      North Fork Bancorporation
          Sr. Sub. Notes, 144A, 5.875%, 8/15/12                          30,000              32
      ------------------------------------------------------------------------------------------
      Omnicare, Sr. Notes, 8.125%, 3/15/11                               25,000              27
      ------------------------------------------------------------------------------------------
      Owens Brockway Glass Container, Sr. Notes, 8.875%, 2/15/09         50,000              52
      ------------------------------------------------------------------------------------------
      Owens-Illinois, Sr. Notes, 7.15%, 5/15/05                          25,000              24
      ------------------------------------------------------------------------------------------
      P&L Coal, Sr. Sub. Notes, 9.625%, 5/15/08                          50,000              53
      ------------------------------------------------------------------------------------------
      Packaged Ice, Series B, Sr. Sub. Notes, 9.75%, 2/1/05              25,000              20
      ------------------------------------------------------------------------------------------
      Packaging Corp. of America, Sr. Sub. Notes, 9.625%, 4/1/09        100,000             108
      ------------------------------------------------------------------------------------------
      Paxson Communications
          Sr. Sub. Notes
              10.75%, 7/15/08                                            25,000              25
              ----------------------------------------------------------------------------------
          STEP, 0%, 1/15/09                                             100,000              62
      ------------------------------------------------------------------------------------------
      PDVSA Finance, Sr. Notes, 6.45%, 2/15/04                          100,000              99
      ------------------------------------------------------------------------------------------
      Penn National Gaming, Sr. Sub. Notes, 11.125%, 3/1/08              75,000              82
      ------------------------------------------------------------------------------------------
      Pennzoil Quaker State, Sr. Notes, 10.00%, 11/1/08                  16,000              18
      ------------------------------------------------------------------------------------------
      Petro Stopping, Sr. Notes, 10.50%, 2/1/07                         100,000              92
      ------------------------------------------------------------------------------------------
      Petroleum Helicopters, Sr. Notes, 9.375%, 5/1/09                   50,000              52
      ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      PHH, MTN, 8.125%, 2/3/03                                          125,000   $         125
      ------------------------------------------------------------------------------------------
      Pinnacle West Capital, Sr. Notes, 6.40%, 4/1/06                    75,000              74
      ------------------------------------------------------------------------------------------
      Plastipak Holdings, Sr. Notes, 10.75%, 9/1/11                      25,000              27
      ------------------------------------------------------------------------------------------
      Playtex Products, Sr. Sub. Notes, 9.375%, 6/1/11                  100,000             109
      ------------------------------------------------------------------------------------------
      Potlatch, Sr. Sub. Notes, 10.00%, 7/15/11                          25,000              27
      ------------------------------------------------------------------------------------------
      PPL Energy, Sr. Notes, 6.40%, 11/1/11                             130,000             123
      ------------------------------------------------------------------------------------------
      Premier Parks, Sr. Notes, 9.75%, 6/15/07                           50,000              48
      ------------------------------------------------------------------------------------------
      Pride Petroleum, Sr. Notes, 9.375%, 5/1/07                         50,000              52
      ------------------------------------------------------------------------------------------
      Primedia
          Sr. Notes
              8.50%, 2/1/06                                              25,000              23
              ----------------------------------------------------------------------------------
              10.25%, 6/1/04                                             50,000              49
      ------------------------------------------------------------------------------------------
      Principal Mutual Life, 144A, 8.00%, 3/1/44                        225,000             220
      ------------------------------------------------------------------------------------------
      Progress Energy, Sr. Notes, 6.75%, 3/1/06                          70,000              74
      ------------------------------------------------------------------------------------------
      PSEG Power, Sr. Notes, 8.625%, 4/15/31                             55,000              56
      ------------------------------------------------------------------------------------------
      Quebecor Media, Sr. Notes, 11.125%, 7/15/11                        25,000              23
      ------------------------------------------------------------------------------------------
      R.H. Donnelley Finance
          Sr. Notes, 144A, 8.875%, 12/15/10                              25,000              26
          --------------------------------------------------------------------------------------
          Sr. Sub. Notes, 144A, 10.875%, 12/15/12                        50,000              53
      ------------------------------------------------------------------------------------------
      Radio One, Sr. Sub. Notes, 8.875%, 7/1/11                          50,000              54
      ------------------------------------------------------------------------------------------
      Regions Financial, Sr. Sub. Notes, 6.375%, 5/15/12                155,000             169
      ------------------------------------------------------------------------------------------
      Rexnord, Sr. Sub. Notes, 144A, 10.125%, 12/15/12                   50,000              52
      ------------------------------------------------------------------------------------------
      Riviera Holdings, Sr. Notes, 144A, 11.00%, 6/15/10                 25,000              23
      ------------------------------------------------------------------------------------------
      Rogers Cablesystems, Sr. Notes, 10.00%, 3/15/05                    50,000              51
      ------------------------------------------------------------------------------------------
      Rogers Cantel
          Sr. Notes, 9.375%, 6/1/08                                      25,000              24
          --------------------------------------------------------------------------------------
          Sr. Sub. Notes, 8.80%, 10/1/07                                 25,000              21
      ------------------------------------------------------------------------------------------
      Rogers Wireless, Sr. Notes, 9.625%, 5/1/11                         50,000              47
      ------------------------------------------------------------------------------------------
      Rouse, Sr. Notes, 8.43%, 4/27/05                                  225,000             241
      ------------------------------------------------------------------------------------------
      Ryland, Sr. Sub. Notes, 9.125%, 6/15/11                            75,000              81
      ------------------------------------------------------------------------------------------
      Schuff Steel, Sr. Notes, 10.50%, 6/1/08                            50,000              39
      ------------------------------------------------------------------------------------------
      Scotland International Finance
          Sr. Sub. Notes, 144A, 6.50%, 2/15/11 [double dagger]          100,000             104
      ------------------------------------------------------------------------------------------
      Seagate Tech, Sr. Notes, 144A, 8.00%, 5/15/09                      25,000              26
      ------------------------------------------------------------------------------------------
      Sears Roebuck Acceptance Corp., Sr. Notes, 6.70%, 4/15/12         110,000             104
      ------------------------------------------------------------------------------------------
      Sempra Energy, Sr. Notes, 6.80%, 7/1/04                           150,000             153
      ------------------------------------------------------------------------------------------
      Sequa, Sr. Notes, 9.00%, 8/1/09                                    25,000              25
      ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      ServiceMaster
          Sr. Notes
              7.10%, 3/1/18                                              50,000   $          49
              ----------------------------------------------------------------------------------
              7.45%, 8/15/27                                             50,000              50
      ------------------------------------------------------------------------------------------
      Silgan Holdings, Sr. Sub. Notes, 9.00%, 6/1/09                    100,000             104
      ------------------------------------------------------------------------------------------
      Simmons, Sr. Sub. Notes, 10.25%, 3/15/09                           25,000              27
      ------------------------------------------------------------------------------------------
      Sinclair Broadcast Group
          Sr. Sub. Notes
          144A, 8.00%, 3/15/12                                           25,000              26
          --------------------------------------------------------------------------------------
              8.75%, 12/15/07                                           100,000             104
      ------------------------------------------------------------------------------------------
      Six Flags
          Sr. Notes
              8.875%, 2/1/10                                             50,000              46
              ----------------------------------------------------------------------------------
              9.50%, 2/1/09                                              25,000              24
      ------------------------------------------------------------------------------------------
      Smithfield Foods, Sr. Notes, 8.00%, 10/15/09                       75,000              76
      ------------------------------------------------------------------------------------------
      Smurfit Capital, Sr. Notes, 6.75%, 11/20/05                        25,000              25
      ------------------------------------------------------------------------------------------
      Southern Power Company, Sr. Notes, 6.25%, 7/15/12                  95,000              97
      ------------------------------------------------------------------------------------------
      Spanish Broadcasting Systems, Sr. Sub. Notes, 9.625%, 11/1/09     100,000             103
      ------------------------------------------------------------------------------------------
      Speedway Motorsports, Sr. Sub. Notes, 8.50%, 8/15/07              100,000             104
      ------------------------------------------------------------------------------------------
      Starwood Hotels & Resorts, Sr. Notes, 7.375%, 5/1/07               50,000              49
      ------------------------------------------------------------------------------------------
      State Street, Sr. Sub. Notes, 7.65%, 6/15/10                      100,000             116
      ------------------------------------------------------------------------------------------
      Station Casinos, Sr. Sub. Notes, 9.875%, 7/1/10                    50,000              54
      ------------------------------------------------------------------------------------------
      Steel Dynamics, Sr. Notes, 9.50%, 3/15/09                          75,000              80
      ------------------------------------------------------------------------------------------
      Stena, Sr. Notes, 144A, 9.625%, 12/1/12                            25,000              25
      ------------------------------------------------------------------------------------------
      Stone Container, Sr. Notes, 8.375%, 7/1/12                         50,000              52
      ------------------------------------------------------------------------------------------
      Swift Energy, Sr. Sub. Notes, 9.375%, 5/1/12                       50,000              48
      ------------------------------------------------------------------------------------------
      Synagro Technologies, Sr. Sub. Notes, 9.50%, 4/1/09                50,000              52
      ------------------------------------------------------------------------------------------
      Telecorp PCS, Sr. Sub. Notes, 10.625%, 7/15/10                     25,000              27
      ------------------------------------------------------------------------------------------
      Transwestern Holdings, Sr. Notes, STEP, 0%, 11/15/08               25,000              26
      ------------------------------------------------------------------------------------------
      Transwestern Publishing, Sr. Sub. Notes, 9.625%, 11/15/07          25,000              26
      ------------------------------------------------------------------------------------------
      TravelCenters of America, Sr. Sub. Notes, 12.75%, 5/1/09           75,000              80
      ------------------------------------------------------------------------------------------
      Triad Hospitals, Sr. Sub. Notes, 11.00%, 5/15/09                  100,000             111
      ------------------------------------------------------------------------------------------
      Trimas, Sr. Sub. Notes, 144A, 9.875%, 6/15/12                      50,000              52
      ------------------------------------------------------------------------------------------
      Tritel PCS, Sr. Sub. Notes, 10.375%, 1/15/11                       25,000              27
      ------------------------------------------------------------------------------------------
      Triton PCS, Sr. Sub. Notes, STEP, 0%, 5/1/08                       50,000              45
      ------------------------------------------------------------------------------------------
      Tyco International
          Sr. Notes
              5.80%, 8/1/06                                              80,000              71
              ----------------------------------------------------------------------------------
              6.375%, 10/15/11                                           25,000              22
              ----------------------------------------------------------------------------------
              6.75%, 2/15/11                                             25,000              22
      ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      UCAR Finance, Sr. Notes, 10.25%, 2/15/12                           25,000   $          21
      ------------------------------------------------------------------------------------------
      Union Pacific, Sr. Notes, 6.50%, 4/15/12                           95,000             102
      ------------------------------------------------------------------------------------------
      Universal Compression, Sr. Notes, STEP, 0%, 2/15/08               150,000             153
      ------------------------------------------------------------------------------------------
      UST, Sr. Notes, 144A, 6.625%, 7/15/12                             140,000             146
      ------------------------------------------------------------------------------------------
      Venetian Casino, 2nd Mtg., 144A, 11.00%, 6/15/10                  100,000             105
      ------------------------------------------------------------------------------------------
      Verizon Florida, Series F, Sr. Notes, 6.125%, 1/15/13              55,000              57
      ------------------------------------------------------------------------------------------
      Verizon Global Funding
          Sr. Notes
              7.375%, 9/1/12                                             30,000              33
              ----------------------------------------------------------------------------------
              7.75%, 12/1/30                                             55,000              61
      ------------------------------------------------------------------------------------------
      Viacom, Sr. Notes, 5.625%, 8/15/12                                 55,000              57
      ------------------------------------------------------------------------------------------
      Vicar Operating, Sr. Sub. Notes, 9.875%, 12/1/09                   50,000              55
      ------------------------------------------------------------------------------------------
      Washington Mutual Bank, Sr. Sub. Notes, 5.50%, 1/15/13            125,000             124
      ------------------------------------------------------------------------------------------
      WCI Communities, Sr. Sub. Notes, 9.125%, 5/1/12                    25,000              22
      ------------------------------------------------------------------------------------------
      Wells Fargo Financial, Sr. Notes, 5.50%, 8/1/12                   155,000             160
      ------------------------------------------------------------------------------------------
      Western Financial Savings, Sr. Sub. Notes, 8.875%, 8/1/07          25,000              24
      ------------------------------------------------------------------------------------------
      Weyerhaeuser, Sr. Notes, 5.95%, 11/1/08                            75,000              78
      ------------------------------------------------------------------------------------------
      Williams Scotsman, Sr. Notes, 9.875%, 6/1/07                       25,000              23
      ------------------------------------------------------------------------------------------
      Willis Corroon, Sr. Sub. Notes, 9.00%, 2/1/09                     100,000             105
      ------------------------------------------------------------------------------------------
      XL Capital Finance, Sr. Notes, 6.50%, 1/15/12                     225,000             229
      ------------------------------------------------------------------------------------------
      Young Broadcasting
          Sr. Sub. Notes
              8.75%, 6/15/07                                             17,000              16
              ----------------------------------------------------------------------------------
              10.00%, 3/1/11                                             51,000              51
      ------------------------------------------------------------------------------------------
      Yum! Brands, Sr. Notes, 7.70%, 7/1/12                              50,000              52
      ------------------------------------------------------------------------------------------
      Total Corporate Bonds (Cost $22,752)                                               22,807
                                                                                  --------------

      NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 0.8%

      JP Morgan Chase Commercial Mortgage Securities
          Series 2001-CIB2, Class A2, CMO
              6.244%, 4/15/35                                           275,000             298
              ----------------------------------------------------------------------------------
          Series 2001-CIBC, Class A3, CMO
              6.26%, 3/15/33                                            525,000             569
      ------------------------------------------------------------------------------------------
      Mellon Residential Funding, Series 2001-HEIL
          Class A3, 5.945%, 2/25/11                                     425,000             437
      ------------------------------------------------------------------------------------------
      Residential Funding Mortgage, Series 1999-S3
          Class A1, CMO, 6.50%, 1/25/29                                 109,500             111
      ------------------------------------------------------------------------------------------
      Salomon Brothers Mortgage Securities VII, Series 2001-C1
          Class A2, CMO, 6.226%, 12/18/35                               250,000             271
      ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                                    SHARES/PAR            VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      Summit Mortgage Trust, Series 2002-1
          Class A2, CMO, 6.34%, 6/28/16                                225,000    $         232
      ------------------------------------------------------------------------------------------
      Chase Funding Mortgage Loan Corp.
          Series 2002-1, Class 1A3, 5.039%, 12/25/23                   300,000              303
          --------------------------------------------------------------------------------------
          Series 2002-2, Class 1 A6, 5.214%, 8/25/13                   175,000              177
          --------------------------------------------------------------------------------------
          Series 2002-2, Class 1M1, 5.599%, 9/25/31                     40,000               40
      ------------------------------------------------------------------------------------------
      GSR Mortgage Loan Trust, Series 2001-1
          Class A12, VR, 4.612%, 10/25/31                              159,837              160
      ------------------------------------------------------------------------------------------
      Total Non-U.S. Government Mortgage-Backed Securities
        (Cost $2,496)                                                                     2,598
                                                                                  --------------

      U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 3.4%

      Federal Home Loan Mortgage
              4.701%, 9/1/32                                           175,000              178
              ----------------------------------------------------------------------------------
              5.00%, 12/1/08                                           437,076              447
              ----------------------------------------------------------------------------------
              7.00%, 11/1/30 - 6/1/32                                  446,154              466
              ----------------------------------------------------------------------------------
          CMO, 6.50%, 3/15/28                                          400,000              416
      ------------------------------------------------------------------------------------------
      Federal National Mortgage Assn.
              6.00%, 9/1/17 - 11/1/28                                3,833,516            3,964
              ----------------------------------------------------------------------------------
              6.50%, 4/1/15 - 7/1/32                                   834,191              872
              ----------------------------------------------------------------------------------
          CMO, 5.50%, 7/25/28                                          500,000              512
           -------------------------------------------------------------------------------------
          Interest Only
              6.00%, 3/1/32 +                                          186,883               41
              ----------------------------------------------------------------------------------
              6.50%, 2/1/32 +                                          330,121               57
              ----------------------------------------------------------------------------------
          TBA
              5.50%, 1/1/32                                          1,010,000            1,012
              ----------------------------------------------------------------------------------
              6.00%, 1/1/32                                            475,000              485
              ----------------------------------------------------------------------------------
              6.50%, 1/1/17 - 1/1/32                                 1,057,000            1,099
      ------------------------------------------------------------------------------------------
      Government National Mortgage Assn.
          I
              6.00%, 5/15/26                                           173,496              180
              ----------------------------------------------------------------------------------
              6.50%, 3/15/26 - 6/15/29                                 742,055              777
              ----------------------------------------------------------------------------------
              7.00%, 2/15/30                                            76,178               80
              ----------------------------------------------------------------------------------
              7.50%, 10/15/22                                           12,360               13
              ----------------------------------------------------------------------------------
              8.00%, 1/15/22 - 9/15/24                                  92,129              100
              ----------------------------------------------------------------------------------
           Midget, 7.00%, 3/15 - 12/15/13                               70,816               76
          --------------------------------------------------------------------------------------
          II
              6.50%, 9/20/32                                           211,849              220
              ----------------------------------------------------------------------------------
              8.00%, 10/20/25                                            6,469                7
              ----------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                                    SHARES/PAR            VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
          TBA, 6.00%, 1/1/31 - 1/1/32                                  284,663    $         292
      ------------------------------------------------------------------------------------------
      Total U.S. Government Mortgage-Backed Securities
        (Cost $11,119)                                                                   11,294
                                                                                  --------------

      U.S. GOVERNMENT OBLIGATIONS/AGENCIES 3.1%

      Federal Home Loan Bank, 5.75%, 5/15/12                           350,000              376
      ------------------------------------------------------------------------------------------
      Federal Home Loan Mortgage Assn.
              4.625%, 2/15/07                                        1,530,000            1,562
              ----------------------------------------------------------------------------------
              5.75%, 1/15/12                                           627,000              678
              ----------------------------------------------------------------------------------
              6.25%, 7/15/32                                            38,000               41
      ------------------------------------------------------------------------------------------
      Federal National Mortgage Assn.
              5.25%, 8/1/12                                            140,000              141
              ----------------------------------------------------------------------------------
              6.00%, 5/15/11                                           375,000              411
              ----------------------------------------------------------------------------------
              7.125%, 1/15/30 [sec]                                    240,000              286
      ------------------------------------------------------------------------------------------
      U.S. Treasury Bonds
              5.375%, 2/15/31 [sec]                                    100,000              105
              ----------------------------------------------------------------------------------
              5.50%, 8/15/28 [sec]                                   1,000,000            1,038
              ----------------------------------------------------------------------------------
              6.00%, 2/15/26 [sec]                                      30,000               33
              ----------------------------------------------------------------------------------
              6.25%, 8/15/23 - 5/15/30 [sec]                           370,000              422
              ----------------------------------------------------------------------------------
              6.375%, 8/15/27                                          175,000              202
              ----------------------------------------------------------------------------------
              7.50%, 11/15/16 [sec]                                    165,000              209
      ------------------------------------------------------------------------------------------
      U.S. Treasury Inflation-Indexed Notes, 3.875%, 1/15/09           689,712              749
      ------------------------------------------------------------------------------------------
      U.S. Treasury Notes
              3.25%, 8/15/07 [sec]                                      65,000               65
              ----------------------------------------------------------------------------------
              3.50%, 11/15/06 [sec]                                    720,000              734
              ----------------------------------------------------------------------------------
              4.375%, 8/15/12                                          290,000              294
              ----------------------------------------------------------------------------------
              4.75%, 11/15/08 [sec]                                    290,000              308
              ----------------------------------------------------------------------------------
              5.875%, 11/15/04 [sec]**                               1,130,000            1,213
              ----------------------------------------------------------------------------------
              6.50%, 8/15/05 [sec]                                   1,355,000            1,500
      ------------------------------------------------------------------------------------------
      Total U.S. Government Obligations/Agencies (Cost $9,941)                           10,367
                                                                                  --------------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
       SHORT-TERM INVESTMENTS 1.5%

       MONEY MARKET FUNDS 1.5%
       T. Rowe Price Reserve Investment Fund, 1.66% #                 5,108,406   $       5,109
       -----------------------------------------------------------------------------------------
       Total Short-Term Investments (Cost $5,109)                                         5,109
                                                                                  --------------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                                                        VALUE
----------------------------------------------------------------------------------------------
                                                                                 In thousands
TOTAL INVESTMENTS IN SECURITIES
101.4% of Net Assets (Cost $351,834)                                        $         340,826

FUTURES CONTRACTS

                                                   Contract   Unrealized
                                       Expiration  Value      Gain (Loss)
                                       ----------  ---------  -----------
                                                        In thousands
Short, 8 U.S. Treasury ten year
contracts, $19,861 of U.S. Treasury
Notes pledged as initial margin        3/03        $   (442)  $         1

Short, 4 U.S. Treasury five year
contracts, $7,639 of U.S. Treasury
Notes pledged as initial margin        3/03            (889)            8

Net payments (receipts) of variation
margin to date                                                        (13)
                                                              ------------
Variation margin receivable (payable)
on open futures contracts                                                                  (4)

Other Assets Less Liabilities                                                          (4,769)
                                                                            ------------------
NET ASSETS                                                                  $         336,053
                                                                            ==================

              #  Seven-day yield
              *  Non-income producing
              + Interest Only security for which the fund receives interest on notional principal (par)
          [sec] All or a portion of this security is on loan at November 30, 2002 - See Note 2
             ** All or a portion of this security is pledged to cover margin requirements on futures contracts at Novemer 30, 2002
[double dagger]  Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules - total of such securities at period-end amounts to $131 and represents 0.0% of net assets
           144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total of such securities at period-end amounts to $2,205 and represents 0.7% of net assets
            ADR  American Depository Receipts
            AUD  Australian dollar
            CAD  Canadian dollar
            CHF  Swiss franc
            CMO  Collateralized Mortgage Obligation
            DKK  Danish krone
            EUR  Euro
            GBP  British pound
            GDR  Global Depository Receipts
            HKD  Hong Kong dollar
            JPY  Japanese yen
            KRW  South Korean won
          LYONs  Liquid Yield Option Notes
            MTN  Medium-Term Note
            MXN  Mexican peso
            NOK  Norwegian krone
            NZD  New Zealand dollar
            PIK  Payment-in-Kind
           REIT  Real Estate Investment Trust
            SEK  Swedish krona
            SGD  Singapore dollar
           STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
            TBA To Be Announced security was purchased on a forward commitment basis
             VR  Variable Rate

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------
Unaudited                                                    November 30, 2002

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

In thousands
        ASSETS
        Investments in securities, at value (Cost $351,834)                      $     340,826
        Securities lending collateral                                                   24,530
        Other assets                                                                     2,860
                                                                                 --------------
        Total assets                                                                   368,216
                                                                                 --------------
        LIABILITIES
        Obligation to return securities lending collateral                              24,530
        Other liabilities                                                                7,633
                                                                                 --------------
        Total liabilities                                                               32,163
                                                                                 --------------
        NET ASSETS                                                               $     336,053
                                                                                 ==============
        NET ASSETS CONSIST OF:
        Undistributed net investment income (loss)                               $       4,721
        Undistributed net realized gain (loss)                                         (17,880)
        Net unrealized gain (loss)                                                     (11,002)
        Paid-in-capital applicable to 21,147,082 shares of
          $0.0001 par value capital stock outstanding;
          1,000,000,000 shares of the Corporation authorized                           360,214
                                                                                 --------------

        NET ASSETS                                                               $     336,053
                                                                                 ==============

        NET ASSET VALUE PER SHARE                                                $       15.89
                                                                                 ==============

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

In thousands

                                                                                  6 Months
                                                                                     Ended
                                                                                  11/30/02
        INVESTMENT INCOME (LOSS)
        Income
          Dividend                                                            $      2,390
          Interest                                                                   1,720
          Securities lending                                                            27
                                                                              -------------
          Total income                                                               4,137
                                                                              -------------
        Expenses
          Investment management                                                        761
          Shareholder servicing                                                        660
          Custody and accounting                                                       104
          Prospectus and shareholder reports                                            58
          Registration                                                                  16
          Legal and audit                                                                9
          Directors                                                                      3
          Miscellaneous                                                                  2
                                                                              -------------
          Total expenses                                                             1,613
          Expenses paid indirectly                                                      (4)
                                                                              -------------
          Net expenses                                                               1,609
                                                                              -------------
        Net investment income (loss)                                                 2,528
                                                                              -------------
        REALIZED AND UNREALIZED GAIN (LOSS)
        Net realized gain (loss)
          Securities                                                                (8,583)
          Futures                                                                      (96)
          Foreign currency transactions                                                (10)
                                                                              -------------
          Net realized gain (loss)                                                  (8,689)
                                                                              -------------
        Change in net unrealized gain (loss)
          Securities                                                               (27,705)
          Futures                                                                       42
          Other assets and liabilities
          denominated in foreign currencies                                            (10)
                                                                              -------------
          Change in net unrealized gain (loss)                                     (27,673)
                                                                              -------------
        Net realized and unrealized gain (loss)                                    (36,362)
                                                                              -------------
        INCREASE (DECREASE) IN NET
        ASSETS FROM OPERATIONS                                                $    (33,834)
                                                                              =============

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

In thousands

                                                                             6 Months               Year
                                                                                Ended              Ended
                                                                             11/30/02            5/31/02
          INCREASE (DECREASE) IN NET ASSETS
          Operations
           Net investment income (loss)                                  $       2,528       $     4,924
           Net realized gain (loss)                                             (8,689)           (7,286)
           Change in net unrealized gain (loss)                                (27,673)          (10,907)
                                                                         --------------------------------
           Increase (decrease) in net assets from operations                   (33,834)          (13,269)
                                                                         --------------------------------
          Distributions to shareholders
           Net investment income                                                     -            (4,767)
                                                                         --------------------------------
          Capital share transactions *
           Shares sold                                                          52,308           143,856
           Distributions reinvested                                                  -             4,749
           Shares redeemed                                                     (42,517)          (73,321)
                                                                         --------------------------------
           Increase (decrease) in net assets from capital
           share transactions                                                    9,791            75,284
                                                                         --------------------------------

          NET ASSETS
          Increase (decrease) during period                                    (24,043)           57,248
          Beginning of period                                                  360,096           302,848
                                                                         --------------------------------
          END OF PERIOD                                                  $     336,053       $   360,096
                                                                         ================================
        *Share information
           Shares sold                                                           3,378             8,164
           Distributions reinvested                                                  -               274
           Shares redeemed                                                      (2,752)           (4,173)
                                                                         --------------------------------
           Increase (decrease) in shares outstanding                               626             4,265

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------
Unaudited                                                    November 30, 2002

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Growth Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 29, 1994. The fund seeks the highest total return over time, consistent with a primary emphasis on capital growth and a secondary emphasis on income, by investing in a diversified portfolio typically consisting of about 80% stocks and 20% bonds and money market securities.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     VALUATION Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

     or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     CURRENCY TRANSLATION Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     PREMIUMS AND DISCOUNTS Premiums and discounts on debt securities are amortized for financial reporting purposes.

     EXPENSES PAID INDIRECTLY Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $4,000, and $0, respectively, for the six months ended November 30, 2002.

     OTHER Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Other assets and Other liabilities, respectively, and in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

     FUTURES CONTRACTS During the six months ended November 30, 2002, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

     SECURITIES LENDING The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At November 30, 2002, the value of loaned securities was $23,228,000; aggregate collateral consisted of $24,530,000 in the securities lending collateral pool and U.S. government securities valued at $1,777,000.

     OTHER Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $74,278,000 and $45,915,000, respectively, for the six months ended November 30, 2002. Purchases and sales of U.S. government securities aggregated $42,815,000 and $55,496,000, respectively, for the six months ended November 30, 2002.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2002.

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

     For tax purposes, the fund has elected to treat net capital losses realized between November 1 and May 31 of each year as occurring on the first day of the following tax year; consequently, $5,847,000 of realized losses recognized for financial reporting purposes in the year ended May 31, 2002 were recognized for tax purposes on June 1, 2002. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of May 31, 2002, the fund had $3,316,000 of unused capital loss carryforwards, all of which expire in 2010.

     At November 30, 2002, the cost of investments for federal income tax purposes was $351,834,000. Net unrealized loss aggregated $11,002,000 at period-end, of which $25,145,000 related to appreciated investments and $36,147,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At November 30, 2002, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $126,000.

     Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through September 30, 2004, which would cause the fund's ratio of total expenses to average net assets to exceed 1.00%. Thereafter, through September 30, 2006, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 1.00%. Pursuant to this agreement, $243,000 of management fees were not accrued by the fund for

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

    the six months ended November 30, 2002. At November 30, 2002, unaccrued fees in the amount of $118,000 remain subject to reimbursement by the fund through May 31, 2004, and $243,000 through September 30, 2006.

    In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and record-keeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $580,000 for the six months ended November 30, 2002, of which $97,000 was payable at period-end.

    The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended November 30, 2002, totaled $65,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------

STOCK FUNDS
-----------------------------------
DOMESTIC
Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value*
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*[dagger]
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS
-----------------------------------
Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Retirement 2010
Retirement 2020
Retirement 2030
Retirement 2040
Retirement Income
Tax-Efficient Balanced

BOND FUNDS
-----------------------------------
DOMESTIC TAXABLE
Corporate Income
GNMA
High Yield*
Inflation Protected Bond
New Income*
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

DOMESTIC TAX-FREE
California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income*
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS[dagger][dagger]
----------------------------------
TAXABLE
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

TAX-FREE
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS
-----------------------------------
STOCK
Emerging Europe &  Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery[dagger]
International Equity Index
International Growth & Income*
International Stock*
Japan
Latin America
New Asia
Spectrum International

BOND
Emerging Markets Bond
International Bond*

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

               *  T. Rowe Price Advisor Class available for these funds. The
                  T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or
                  T. Rowe Price at 1-877-804-2315.

        [dagger]  Closed to new investors.

[dagger][dagger]  Investments in the funds are not insured or guaranteed by the
                  FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

                  Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

                                         T. Rowe Price Investment Services, Inc.
      T. ROWEPRICE [LOGO](R)             100 East Pratt Street
      INVEST WITH CONFIDENCE             Baltimore, MD 21202